File No. 33-65646


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 195
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 1998
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
October 22, 1998.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE
                                 1,695 UNITS

PROSPECTUS
Part One
Dated November 25, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Michigan State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Michigan Trust, Series 27 - Intermediate (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Michigan, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Michigan State and local income taxes under existing law. At October 16, 1998, each Unit represented a 1/1,695 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested). At October 16, 1998, the Public Offering Price per Unit was $1,020.58 plus net interest accrued to date of settlement (three business days after such date) of $6.82 and $21.07 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 4.18% per annum on October 16, 1998, and 4.13% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 2.93% per annum on October 16, 1998, and 2.87% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,625,000
Number of Units                                                          1,695
Fractional Undivided Interest in the Trust per Unit                    1/1,695
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,677,987
  Aggregate Value of Bonds per Unit                                    $989.96
  Sales Charge 3.093% (3.0% of Public Offering Price)                   $30.62
  Public Offering Price per Unit                                     $1,020.58*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($30.62 less than the Public Offering Price per Unit)                $989.96*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $589,000

Date Trust Established                                         August 19, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $884 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                     Semi-
                                                          Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                         $44.74     $44.74
  Less: Estimated Annual Expense
          Excluding insurance                               $2.41      $1.87
        Annual Premium on Portfolio Insurance                $.22       $.22
  Estimated Net Annual Interest Income                     $42.11     $42.65
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                     $42.11     $42.65
  Divided by 12 and 2, Respectively                         $3.51     $21.33
Estimated Daily Rate of Net Interest Accrual                 $.1170     $.1185
Estimated Current Return Based on Public
  Offering Price                                             4.13%      4.18%
Estimated Long-Term Return Based on Public
  Offering Price                                             2.87%      2.93%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS

The Unit Holders of The First Trust Combined
Series 195, The First Trust of Insured Municipal
Bonds - Multi-State, Michigan Trust, Series 27 - Intermediate

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Michigan Trust, Series 27 - Intermediate as of July 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Michigan Trust, Series 27 - Intermediate at July 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 30, 1998

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1998


                                    ASSETS

Municipal bonds, at market value (cost $1,645,753)
  (Notes 1 and 3)                                                 $1,683,109
Accrued interest                                                      20,018
                                                                  __________
                                                                   1,703,127


                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    1,697
  Cash overdraft                                                       9,409
  Accrued liabilities                                                    502
                                                                  __________
                                                                      11,608
                                                                  __________

Net assets, applicable to 1,717 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,645,753
  Net unrealized appreciation (Note 2)                   37,356
  Distributable funds                                     8,410
                                                     __________

                                                                  $1,691,519
                                                                  ==========

Net asset value per unit                                             $985.16
                                                                  ==========

               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 195
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                       MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1998


                                                    Coupon                                    Standard
                                                   interest     Date of        Redemption     & Poor's    Principal    Market
 Name of issuer and title of bond(e)                 rate       maturity     provisions(a)   rating(b)      amount     value
                                                                                            (Unaudited)

Regents of the University of Michigan, Housing
  Revenue, Series 1993A                              4.45%     11/15/2000                       AA         $45,000      44,910
City of Grand Rapids Building Authority,
  County of Kent, State of Michigan,
  Building Authority Improvement and
  Refunding, Series 1993 (General Obligation
  Limited Tax)                                       4.90       4/01/2001                       A+         305,000     311,518
County of Oakland State of Michigan, Oakland
  County Building Authority, Building Authority
  Refunding, Series 1992 (General Obligation)        4.75       4/01/2002    1999 @ 101.5       AAA         95,000      96,733
Gull Lake Community Schools, Counties of
  Kalamazoo, Barry and Calhoun, State of
  Michigan, 1993 Refunding Bonds (General
  Obligation - Unlimited tax) (FGIC Insured) (c)     4.55       5/01/2002                       AAA         85,000      85,109
Michigan Municipal Bond Authority, Local
  Government Loan Program Refunding Revenue,
  Series 1993B (AMBAC Insured) (c)                   4.85       5/01/2002                       AAA        100,000     102,358
Brighton Michigan Area School District
  Series 1, Capital Appreciation (General
  Obligation) (AMBAC Insured) (c)                        -(d)   5/01/2003                       AAA         60,000      48,642
City of Bay City, County of Bay, State of
  Michigan, Unlimited Tax General Obligation
  Wastewater Disposal System Refunding
  (AMBAC Insured) (c)                                4.70      11/01/2003                       AAA        365,000     374,668
Michigan Municipal Bond Authority, Local
  Government Loan Program Refunding Revenue,
  Series 1993B (AMBAC Insured) (c)                   4.95      11/01/2003    2003 @ 102         AAA        100,000     103,343
Michigan Public Power Agency, Belle River
  Project Refunding Revenue, 1993 Series B           4.90       1/01/2004    2003 @ 102         AA-        100,000     102,764
Michigan Municipal Bond Authority, Local
  Government Loan Program, Revenue,
  Series 1993D (MBIA Insured) (c)                    4.95       5/01/2004    2003 @ 102         AAA        400,000     413,064
                                                                                                        ______________________

                                                                                                        $1,655,000   1,683,109
                                                                                                        ======================

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - Intermediate

                              NOTES TO PORTFOLIO

                                July 31, 1998


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 72% of the aggregate principal amount of the Bonds in the Trust is subject to call, or will mature, within five years.

(b)   The ratings shown are those effective at July 31, 1998.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on May 2, 1990 at a price of 39.877% of their original principal amount.

(e) The Trust consists of ten obligations of issuers located in Michigan. Five of the Bonds in the Trust, aggregating approximately 55% of the aggregate principal amount of Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Electric, 1; University and School, 1; and Miscellaneous, 3. Each of three Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 65%. The largest such issue represents approximately 24%.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                           STATEMENTS OF OPERATIONS

                                                  Year ended July 31,

                                           1998           1997        1996

Interest income                          $81,507         98,069     111,726

Expenses:
  Trustee's fees and related expenses     (2,647)        (3,136)     (3,352)
  Insurance expense (Note 3)                (642)        (1,003)     (1,300)
  Evaluator's fees                          (884)          (884)       (884)
  Supervisory fees                          (482)          (611)       (646)
                                         __________________________________
    Investment income - net               76,852         92,435     105,544

Net gain (loss) on investments:
  Net realized gain (loss)                  (740)        (2,695)     (2,849)
  Change in net unrealized
    appreciation or depreciation          12,221         49,832      16,571
                                         __________________________________
                                          11,481         47,137      13,722
                                         __________________________________
Net increase in net assets resulting
  from operations                        $88,333        139,572     119,266
                                         ==================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year ended July 31,

                                               1998        1997       1996

Net increase in net assets resulting
    from operations:
  Investment income - net                      $76,852      92,435   105,544
  Net realized gain (loss) on
    investments                                   (740)     (2,695)   (2,849)
  Change in net unrealized
    appreciation or depreciation
    on investments                              12,221      49,832    16,571
                                            ________________________________
                                                88,333     139,572   119,266

Distributions to unit holders:
  Investment income - net                       76,405     (92,499) (105,315)
  Principal from investment
    transactions                                     -           -         -
                                            ________________________________
                                               (76,405)    (92,499) (105,315)

Unit redemptions (210, 516 and 148
    in 1998, 1997 and 1996,
    respectively):
  Principal portion                           (204,927)   (495,907) (140,818)
  Net interest accrued                          (2,404)     (4,570)   (1,746)
                                            ________________________________
                                              (207,331)   (500,477) (142,564)
                                            ________________________________
Total increase (decrease) in net
  assets                                      (195,403)   (453,404) (128,613)

Net assets:
  At the beginning of the year               1,886,922   2,340,326 2,468,939
                                            ________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $8,410, $15,168 and
    $21,172 at July 31, 1998,
    1997 and 1996, respectively)            $1,691,519   1,886,922 2,340,326
                                            ================================

Trust units outstanding at the end
  of the year                                    1,717       1,927     2,443


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 19, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $884 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1998 follows:

               Unrealized appreciation                              $37,637
               Unrealized depreciation                                (281)
                                                                    _______

                                                                    $37,356
                                                                    =======

3.  Insurance

The issuers of six of the bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio which is covered by the insurance acquired by the Trust, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $545.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 3.9% of the public offering price which is equivalent to approximately 4.058% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                           Year ended July 31,
            distribution
                plan                     1998           1997          1996

             Monthly                   $42.21          41.97         42.11
             Semi-annual                42.82          42.65         42.68


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                Year ended July 31,

                                         1998           1997          1996

Interest income                         $44.83          44.79         44.59
Expenses                                 (2.56)         (2.57)        (2.47)
                                       ____________________________________
    Investment income - net              42.27          42.22         42.12

Distributions to unit holders:
  Investment income - net               (42.28)        (42.17)       (42.18)
  Principal from investment
    transactions                             -              -             -

Net gain (loss) on investments            5.97          21.18          5.14
                                       ____________________________________
    Total increase (decrease) in
      net assets                          5.96          21.23          5.08

Net assets:
  Beginning of the year                 979.20         957.97        952.89
                                       ____________________________________

  End of the year                      $985.16         979.20        957.97
                                       ====================================


                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                   MICHIGAN TRUST, SERIES 27 - INTERMEDIATE

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19
                                 2,776 UNITS

PROSPECTUS
Part One
Dated November 25, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Missouri State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 19 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Missouri, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Missouri and local income taxes under existing law. At October 16, 1998, each Unit represented a 1/2,776 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At October 16, 1998, the Public Offering Price per Unit was $1,032.67 plus net interest accrued to date of settlement (three business days after such date) of $7.28 and $24.43 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

    Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.08% per annum on October 16, 1998, and 5.02% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.13% per annum on October 16, 1998, and 3.07% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,730,000
Number of Units                                                          2,776
Fractional Undivided Interest in the Trust per Unit                    1/2,776
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,729,072
  Aggregate Value of Bonds per Unit                                    $983.10
  Sales Charge 5.042% (4.8% of Public Offering Price)                   $49.57
  Public Offering Price per Unit                                     $1,032.67*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($49.57 less than the Public Offering Price per Unit)                $983.10*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $593,000

Date Trust Established                                         August 19, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $890 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                       Semi-
                                                          Monthly     Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                        $54.02      $54.02
  Less:  Estimated Annual Expense                          $2.17       $1.58
  Estimated Net Annual Interest Income                    $51.85      $52.44
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                    $51.85      $52.44
  Divided by 12 and 2, Respectively                        $4.32      $26.22
Estimated Daily Rate of Net Interest Accrual                $.1440      $.1457
Estimated Current Return Based on Public
  Offering Price                                            5.02%       5.08%
Estimated Long-Term Return Based on Public
  Offering Price                                            3.07%       3.13%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 195, The First Trust of Insured Municipal
Bonds - Multi-State, Missouri Trust, Series 19

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 19 as of July 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Missouri Trust, Series 19 at July 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 30, 1998

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1998

                                    ASSETS

Municipal bonds, at market value (cost $2,701,458)
  (Note 1)                                                        $2,754,978
Accrued interest                                                      35,016
                                                                  __________
                                                                   2,789,994

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    6,799
  Cash overdraft                                                         671
  Accrued liabilities                                                    124
                                                                  __________
                                                                       7,594
                                                                  __________

Net assets, applicable to 2,840 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,701,458
  Net unrealized appreciation (Note 2)                   53,520
  Distributable funds                                    27,422
                                                     __________

                                                                  $2,782,400
                                                                  ==========

Net asset value per unit                                             $979.72
                                                                  ==========


              See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 195
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                              MISSOURI TRUST, SERIES 19

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1998

                                                  Coupon                                    Standard
                                                 interest     Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(g)               rate       maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Public Water Supply District No. 3 of Jefferson
  County, Missouri (Meramec Heights), Waterworks
  System Refunding Revenue, Series 1993 (AMBAC
  Insured) (c)                                     5.55%      12/01/2010   2001 @ 102         AAA       $125,000     129,642
Kansas City Municipal Assistance Corporation
  (Missouri), Leasehold Improvement Revenue,
  Series 1991B (H. Roe Bartle Convention                                   2001 @ 100
  Center Project) (AMBAC Insured) (c) (e) (f)      6.00        4/15/2020   2016 @ 100 S.F.    AAA        275,000     288,167
Health and Educational Facilities Authority
  of the State of Missouri, Health Facilities
  Revenue Refunding (SSM Health Care),                                     2002 @ 102
  Series 1992 AA (MBIA Insured) (c)                6.25        6/01/2016   2011 @ 100 S.F.    AAA        250,000     266,487
Health and Educational Facilities Authority
  of the State of Missouri, Health Facilities
  Revenue (The Children's Mercy Hospital                                   2003 @ 101
  Project), Series 1993 (MBIA Insured) (c)         5.65        5/15/2023   2013 @ 100 S.F.    AAA        500,000     512,950
Health and Educational Facilities Authority
  of the State of Missouri, Health Facilities
  Revenue (Lester E. Cox Medical Centers
  Project), Series 1992-H (MBIA Insured) (c)           - (d)   9/01/2020                      AAA        165,000      52,235
Phelps County, Missouri, Hospital Refunding
  Revenue (Phelps County Regional Medical                                  2003 @ 100
  Center), Series 1993 (Connie Lee Insured) (c)    6.00        5/15/2013   2008 @ 100 S.F.    AAA        225,000     235,597
St. Louis County, Missouri, General Obligation,
  Public Improvement and Refunding,                                        2003 @ 100
  Series 1993B (MBIA Insured)                      5.50        2/01/2013   2011 @ 100 S.F.    AAA        200,000     204,940
City of Sikeston, Missouri, Electric System
  Revenue Refunding, 1992 Series (MBIA
  Insured) (c) (f)                                 6.25        6/01/2022   2002 @ 102         AAA        500,000     545,060
City of Springfield, Missouri, Waterworks
  Refunding and Improvement Revenue,
  Series 1993 A (MBIA Insured) (c)                 5.50        5/01/2011   2003 @ 102         AAA        500,000     519,900
                                                                                                      ______________________

                                                                                                      $2,740,000   2,754,978
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                              NOTES TO PORTFOLIO

                                July 31, 1998


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 94% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1998.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on September 15, 1992 at a price of 15.838% of their original principal amount.

(e) These bonds were issued at an original issue discount on May 1, 1991, at a price of 89.731% of their original principal amount.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government Securities.

(g) The Trust consists of nine obligations of issuers located in Missouri. One of the Bonds in the Trust, representing approximately 7% of the aggregate principal amount of Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 4; Electric, 1; Water, 2; and Miscellaneous, 1. Approximately 42% and 23% of the aggregate principal amount of the Bonds consist of health care revenue bonds and water revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 65%. The three largest such issues represent approximately 18% each.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                           STATEMENTS OF OPERATIONS


                                                Year ended July 31,

                                          1998           1997         1996

Interest income                         $151,866       158,693      164,054

Expenses:
  Trustee's fees and related
    expenses                              (3,798)       (3,793)      (3,757)
  Evaluator's fees                          (890)         (890)        (890)
  Supervisory fees                          (735)         (768)        (771)
                                        ___________________________________
    Investment income - net              146,443       153,242      158,636

Net gain (loss) on investments:
  Net realized gain (loss)                   422           885           42
  Change in net unrealized
    appreciation or depreciation           5,109        70,797      123,818
                                        ___________________________________
                                           5,531        71,682      123,860
                                        ___________________________________
Net increase (decrease) in net assets
  resulting from operations             $151,974       224,924      282,496
                                        ===================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                 Year ended July 31,

                                          1998           1997         1996

Net increase (decrease) in net
    assets resulting from
    operations:
  Investment income - net               $146,443        153,242      158,636
  Net realized gain (loss) on
    investments                              422            885           42
  Change in net unrealized
    appreciation or depreciation
    on investments                         5,109         70,797      123,818
                                      ______________________________________
                                         151,974        224,924      282,496

Distributions to unit holders:
  Investment income - net               (145,701)      (152,804)    (158,841)
  Principal from investment
    transactions                               -              -            -
                                      ______________________________________
                                        (145,701)      (152,804)    (158,841)

Unit redemptions (98, 135 and 13 in
  1998, 1997 and 1996, respectively):
  Principal portion                      (94,640)      (128,125)     (12,211)
  Net interest accrued                    (2,236)        (1,650)        (144)
                                      ______________________________________
                                         (96,876)      (129,775)     (12,355)
                                      ______________________________________
Total increase (decrease) in net
  assets                                (90,603)        (57,655)     111,300

Net assets:
  At the beginning of the year         2,873,003      2,930,658    2,819,358
                                      ______________________________________
  At the end of the year
    (including distributable funds
    applicable to Trust units of
    $27,422, $29,798 and $28,617
    at July 31, 1998, 1997 and 1996,
    respectively)                     $2,782,400      2,873,003    2,930,658
                                      ======================================

Trust units outstanding at the end
  of the year                              2,840          2,938        3,073


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 19, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, the Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $890 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1998 follows:

               Unrealized appreciation                              $54,182
               Unrealized depreciation                                 (662)
                                                                    _______

                                                                    $53,520
                                                                    =======

3.  Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:


              Type of                           Year ended July 31,
            distribution
                plan                      1998           1997         1996

            Monthly                     $50.90          51.01         51.25
            Semi-annual                  51.57          51.63         51.81


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                Year ended July 31,

                                          1998          1997          1996

Interest income                          $52.60         53.46         53.25
Expenses                                  (1.88)        (1.84)        (1.76)
                                        ___________________________________
  Investment income - net                 50.72         51.62         51.49

Distributions to unit holders:
  Investment income - net                (51.09)       (51.57)       (51.56)
  Principal from investment
    transactions                              -             -             -

Net gain (loss) on investments             2.21         24.15         40.15
                                        ___________________________________
  Total increase (decrease) in
    net assets                             1.84         24.20         40.08

Net assets:
  Beginning of the year                  977.88        953.68        913.60
                                        ___________________________________

  End of the year                       $979.72        977.88        953.68
                                        ===================================

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                          MISSOURI TRUST, SERIES 19

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49
                                 2,701 UNITS

PROSPECTUS
Part One
Dated November 25, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Pennsylvania State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 49 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Pennsylvania, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Pennsylvania State and local income taxes under existing law. At October 16, 1998 each Unit represented a 1/2,701 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.4% of the Public Offering Price (5.708% of the amount invested). At October 16, 1998, the Public Offering Price per Unit was $1,036.37 plus net interest accrued to date of settlement (three business days after such date) of $7.61 and $24.71 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 4.95% per annum on October 16, 1998, and 4.89% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.06% per annum on October 16, 1998, and 4.00% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,645,000
Number of Units                                                          2,701
Fractional Undivided Interest in the Trust per Unit                    1/2,701
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,648,082
  Aggregate Value of Bonds per Unit                                    $980.41
  Sales Charge 5.708% (5.4% of Public Offering Price)                   $55.96
  Public Offering Price per Unit                                     $1,036.37*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($55.96 less than the Public Offering Price per Unit)                $980.41*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $587,000

Date Trust Established                                         August 19, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $881 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New  York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $52.89    $52.89
  Less:  Estimated Annual Expense                            $2.24     $1.59
  Estimated Net Annual Interest Income                      $50.65    $51.30
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $50.65    $51.30
  Divided by 12 and 2, Respectively                          $4.22    $25.65
Estimated Daily Rate of Net Interest Accrual                  $.1407    $.1425
Estimated Current Return Based on  Public
  Offering Price                                              4.89%     4.95%
Estimated Long-Term Return Based on Public
  Offering Price                                              4.00%     4.06%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 195, The First Trust of Insured Municipal
Bonds - Multi-State, Pennsylvania Trust, Series 49

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 49 as of July 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 195, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 49 at July 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 30, 1998

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1998


                                    ASSETS

Municipal bonds, at market value (cost $2,599,749)
  (Note 1)                                                        $2,648,811
Accrued interest                                                      51,231
                                                                  __________
                                                                   2,700,042

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                      21,194
  Distributions payable and accrued to unit holders                    6,254
  Accrued liabilities                                                    121
  Unit redemption payable                                              1,935
                                                                  __________
                                                                      29,504
                                                                  __________

Net assets, applicable to 2,730 outstanding units of
    fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,599,749
  Net unrealized appreciation (Note 2)                   49,062
  Distributable funds                                    21,727
                                                     __________

                                                                  $2,670,538
                                                                  ==========

Net asset value per unit                                             $978.22
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 195
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            PENNSYLVANIA TRUST, SERIES 49

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1998


                                                 Coupon                                     Standard
                                                interest      Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(e)              rate        maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Allegheny County Hospital Development
  Authority (Pennsylvania), Hospital Revenue,
  Series 1993 (Magee-Womans Hospital)                                      2003 @ 102
  (FGIC Insured) (c)                              5.625%      10/01/2023   2021 @ 100 S.F.     AAA      $265,000     270,999
Delaware County, Pennsylvania, University
  Revenue, Villanova University                                            2002 @ 102
  (MBIA Insured) (c)                              6.00         8/01/2018   2013 @ 100 S.F.     AAA       500,000     530,365
Derry Area School District (Westmoreland
  County, Pennsylvania), General Obligation,                               2003 @ 100
  Refunding Series of 1993 (MBIA Insured) (c)     5.50         2/01/2021   2015 @ 100 S.F.     AAA       500,000     506,125
Lancaster County Hospital Authority
  (Pennsylvania), Hospital Revenue, Series
  of 1992 (The Lancaster General Hospital                                  2002 @ 100
  Project) (AMBAC Insured) (c)                    6.125        7/01/2012   2008 @ 100 S.F.     AAA       275,000     289,811
Montour School District (Allegheny County,
  Pennsylvania), General Obligation, Series B
  of 1993 (MBIA Insured) (c)                           -(d)    1/01/2023                       AAA       170,000      47,544
Pennsylvania State Higher Education Facilities
  Authority, College and University Revenue
  Refunding, Duquesne University Project,
  Series A (MBIA Insured) (c)                     5.50         9/01/2020   2003 @ 102          AAA       500,000     510,830
Pennsylvania State Turnpike Commission,
  Turnpike Revenue, Series P (AMBAC                                        2002 @ 102
  Insured) (c)                                    6.00        12/01/2017   2013 @ 100 S.F.     AAA       465,000     493,137
                                                                                                      ______________________

                                                                                                      $2,675,000   2,648,811
                                                                                                      ======================


                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                              NOTES TO PORTFOLIO

                                July 31, 1998


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 65% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b)   The ratings shown are those effective at July 31, 1998.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on August 19, 1993 at a price of 17.873% of their original principal amount.

(e) The Trust consists of seven obligations of issuers located in Pennsylvania. Two of the Bonds in the Trust, representing approximately 25% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: University and School, 2; Health Care, 2; and Transportation, 1. Approximately 37% and 20% of the aggregate principal amount of the Bonds consist of university and school revenue bonds and health care revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 84%. The three largest such issues represent approximately 19% each.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                           STATEMENTS OF OPERATIONS


                                                  Year ended July 31,

                                              1998        1997        1996

Interest income                             $144,692     158,407    160,244

Expenses:
  Trustee's fees and related expenses         (3,758)     (3,924)    (3,826)
  Evaluator's fees                              (881)       (881)      (881)
  Supervisory fees                              (694)       (748)      (755)
                                            _______________________________
    Investment income - net                  139,359     152,854    154,782

Net gain (loss) on investments:
  Net realized gain (loss)                      (900)       (982)    (1,688)
  Change in net unrealized
    appreciation or depreciation              21,125     132,396     82,146
                                            _______________________________
                                              20,225     131,414     80,458
                                            _______________________________
Net increase (decrease) in net assets
  resulting from operations                 $159,584     284,268    235,240
                                            ===============================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                  Year ended July 31,

                                           1998           1997        1996

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                $139,359        152,854     154,782
  Net realized gain (loss) on
    investments                              (900)          (982)     (1,688)
  Change in net unrealized
    appreciation or depreciation
    on investments                         21,125        132,396      82,146
                                       _____________________________________
                                          159,584        284,268     235,240

Distributions to unit holders:
  Investment income - net                (138,866)      (152,173)   (154,999)
  Principal from investment
    transactions                                -              -           -
                                       _____________________________________
                                         (138,866)      (152,173)   (154,999)

Unit redemptions (45, 215 and 28
    in 1998, 1997 and 1996,
    respectively):
  Principal Portion                       (43,121)      (204,383)    (25,455)
  Net interest accrued                     (2,023)        (2,130)       (246)
                                       _____________________________________
                                          (45,144)      (206,513)    (25,701)
                                       _____________________________________
Total increase (decrease) in net assets  (24,426)       (74,418)      54,540

Net assets:
  At the beginning of the year          2,694,964      2,769,382   2,714,842
                                       _____________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $21,727, $30,640
    $28,063 at July 31, 1998,
    1997 and 1996, respectively)       $2,670,538      2,694,964   2,769,382
                                       =====================================

Trust units outstanding at the end of
  the year                                  2,730          2,775       2,990


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 19, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $881 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1998 follows:

               Unrealized appreciation                              $49,062
               Unrealized depreciation                                    -
                                                                    _______

                                                                    $49,062
                                                                    =======


3.  Insurance

All issues of bonds in the portfolio are insured under insurance obtained by the issuer of the bonds (see Note (c) to portfolio). Such insurance coverage continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                            Year ended July 31,
            distribution
                plan                       1998          1997         1996

            Monthly                      $50.75         51.00        51.19
            Semi-annual                   51.43         51.65        51.70


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                    Year ended July 31,

                                                 1998       1997      1996

Interest income                                 $52.37      53.50     53.19
Expenses                                         (1.93)     (1.88)    (1.81)
                                               ____________________________
    Investment income - net                      50.44      51.62     51.38

Distributions to unit holders:
  Investment income - net                       (50.83)    (51.34)   (51.44)
  Principal from investment transactions             -          -         -

Net gain (loss) on investments                    7.45      44.67     26.72
                                               ____________________________
    Total increase (decrease) in
      net assets                                  7.06      44.95     26.66

Net assets:
  Beginning of the year                         971.16     926.21    899.55
                                               ____________________________

  End of the year                              $978.22     971.16    926.21
                                               ============================


                     THE FIRST TRUST COMBINED SERIES 195
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 49

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9
                                 2,697 UNITS


PROSPECTUS
Part One
Dated November 25, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Mississippi State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, Mississippi Trust, Series 9 (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Mississippi, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Mississippi State and local income taxes under existing law. At October 16, 1998, each Unit represented a 1/2,697 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 5.6% of the Public Offering Price (5.932% of the amount invested). At October 16, 1998, the Public Offering Price per Unit was $1,035.97 plus net interest accrued to date of settlement (three business days after such date) of $7.90 and $25.22 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

    Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.00% per annum on October 16, 1998, and 4.95% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.26% per annum on October 16, 1998, and 3.21% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $2,555,000
Number of Units                                                          2,697
Fractional Undivided Interest in the Trust per Unit                    1/2,697
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $2,637,571
  Aggregate Value of Bonds per Unit                                    $977.96
  Sales Charge 5.932% (5.6% of Public Offering Price)                   $58.01
  Public Offering Price per Unit                                     $1,035.97*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($58.01 less than the Public Offering Price per Unit)                $977.96*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $591,000

Date Trust Established                                         August 19, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $887 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                        Maximum of $.25
  of the Sponsor                                             per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $53.40    $53.40
  Less: Estimated Annual Expense                             $2.16     $1.62
  Estimated Net Annual Interest Income                      $51.24    $51.78
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $51.24    $51.78
  Divided by 12 and 2, Respectively                          $4.27    $25.89
Estimated Daily Rate of Net Interest Accrual                  $.1423    $.1438
Estimated Current Return Based on Public
  Offering Price                                              4.95%     5.00%
Estimated Long-Term Return Based on Public
  Offering Price                                              3.21%     3.26%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 195, The First Trust Advantage,
Mississippi Trust, Series 9

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 195, The First Trust Advantage, Mississippi Trust, Series 9 as of July 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 195, The First Trust Advantage, Mississippi Trust, Series 9 at July 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 30, 1998

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1998


                                    ASSETS

Municipal bonds, at market value (cost $2,598,286)
  (Note 1)                                                        $2,638,296
Accrued interest                                                      47,565
                                                                  __________
                                                                   2,685,861

                          LIABILITIES AND NET ASSETS

Liabilities:
  Cash overdraft                                                      22,113
  Distributions payable and accrued to unit holders                    4,369
  Accrued liabilities                                                    121
  Unit redemptions payable                                             9,630
                                                                  __________
                                                                      36,233
                                                                  __________

Net assets, applicable to 2,722 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,598,286
  Net unrealized appreciation (Note 2)                   40,010
  Distributable funds                                    11,332
                                                     __________

                                                                  $2,649,628
                                                                  ==========

Net asset value per unit                                             $973.41
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 195
                              THE FIRST TRUST ADVANTAGE
                             MISSISSIPPI TRUST, SERIES 9

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1998


                                                  Coupon
                                                 interest     Date of       Redemption                 Principal     Market
Name of issuer and title of bond(f)                rate       maturity    provisions(a)    Rating(b)     amount      value
                                                                                          (Unaudited)

Combined Water and Sewer System Revenue,
  Series 1992, of the City of Columbus,
  Mississippi (MBIA Insured)                      6.50 %       5/01/2009   2004 @ 102        AAA        $245,000     273,172
Gautier Utility District of Jackson County,
  Mississippi, Combined Utility System
  Revenue Refunding, Series 1992 (FGIC                                     2002 @ 102
  Insured)                                        6.375        3/01/2019   2013 @ 100 S.F.   AAA         500,000     534,480
Mississippi Housing Finance Corporation,
  Single Family Mortgage (e)                          - (c)    9/15/2016                     AA          140,000      51,951
Mississippi Hospital Equipment and Facilities
  Authority, Revenue, Series 1992 (Rush
  Medical Foundation Project) (Connie Lee                                  2002 @ 102
  Insured)                                        6.40         1/01/2007   2003 @ 100 S.F.   AAA         355,000     380,627
Mississippi Hospital Equipment and Facilities
  Authority, Revenue Refunding and Improvement
  (North Mississippi Health Services), 1993                                2003 @ 102
  Series 1 (AMBAC Insured)                        5.50         5/15/2009   2006 @ 100 S.F.   AAA         455,000     473,195
State of Mississippi, General Obligation          5.20         8/01/2009   2003 @ 100        AA          130,000     133,497
  Capital Improvement, Series 1993A               5.20         8/01/2011   2003 @ 100        AA          200,000     203,596
                                                  5.20         8/01/2012   2003 @ 100        AA          100,000     101,356
Certificates of Participation (State of
  Mississippi Department of Rehabilitation                                 2003 @ 100
  Services Project)                               6.10         3/01/2014   2009 @ 100 S.F.   A(d)        470,000     486,422
                                                                                                      ______________________

                                                                                                      $2,595,000   2,638,296
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                              NOTES TO PORTFOLIO

                                July 31, 1998


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 69% of the aggregate principal amount of the Bonds in the Trust is subject to call within five years.

(b) The ratings shown are those effective at July 31, 1998. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on October 10, 1994 at a price of 2.814% of their original principal amount.

(d)   Rating by Moody's Investors Service, Inc.

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of seven obligations of issuers located in Mississippi. One of the Bonds, representing approximately 17% of the aggregate principal amount of the Bonds in the Trust, is a general obligation of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 2; Water and Sewer, 2; Single Family Housing, 1; and Miscellaneous, 1.
      Approximately 31%, 29%, and 5% of the aggregate principal amount of the Bonds in the Trust consist of health care revenue bonds, water and sewer revenue bonds and single family residential mortgage revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 85%. The largest such issue represents approximately 19%.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                           STATEMENTS OF OPERATIONS


                                                 Year ended July 31,

                                           1998          1997         1996

Interest income                         $150,824       158,729      162,341

Expenses:
  Trustee's fees and related expenses     (3,974)       (3,962)      (3,897)
  Evaluator's fees                          (887)         (887)        (887)
  Supervisory fees                          (721)         (755)        (757)
                                        ___________________________________
    Investment income - net              145,242       153,125      156,800

Net gain (loss) on investments:
  Net realized gain (loss)                (1,662)       (2,267)        (415)
  Change in unrealized appreciation
    or depreciation                       13,727        94,476       58,177
                                        ___________________________________
                                          12,065        92,209       57,762
                                        ___________________________________
Net increase (decrease) in net assets
  resulting from operations             $157,307       245,334      214,562
                                        ===================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                   Year ended July 31,

                                              1998         1997       1996

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $145,242      153,125    156,800
  Net realized gain (loss) on
    investments                               (1,662)      (2,267)      (415)
  Change in unrealized appreciation
    or depreciation on investments            13,727       94,476     58,177
                                          __________________________________
                                             157,307      245,334    214,562

Distributions to unit holders:
  Investment income - net                   (145,215)    (152,873)  (156,620)
  Principal from investment transactions           -            -          -
                                          __________________________________
                                            (145,215)    (152,873)  (156,620)

Unit redemptions (161, 137 and 12 in 1998,
    1997 and 1996, respectively):
  Principal portion                         (155,156)    (129,037)   (11,400)
  Net interest accrued                        (1,831)      (1,448)      (278)
                                          __________________________________
                                            (156,987)    (130,485)   (11,678)
                                          __________________________________
Total increase (decrease) in net assets     (144,895)     (38,024)    46,264

Net assets:
  At the beginning of the year             2,794,523    2,832,547  2,786,283
                                          __________________________________
  At the end of the year (including
    funds applicable to Trust units
    of $11,332, $32,024 and $30,856
    at July 31, 1998, 1997 and 1996,
    respectively)                         $2,649,628    2,794,523  2,832,547
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,722        2,883      3,020


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 19, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $887 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1998 follows:

               Unrealized appreciation                              $54,348
               Unrealized depreciation                              (14,338)
                                                                    _______

                                                                    $40,010
                                                                    =======


3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                          Year ended July 31,
            distribution
                plan                      1998          1997          1996

            Monthly                     $51.54         51.52          51.62
            Semi-annual                  52.15         52.26          52.23


Selected data for a unit of the Trust outstanding throughout each year -

                                                 Year ended July 31,

                                           1998          1997         1996

Interest income                           $53.89         53.76        53.65
Expenses                                   (1.99)        (1.90)       (1.83)
                                         __________________________________
    Investment income - net                51.90         51.86        51.82

Distributions to unit holders:
  Investment income - net                 (51.95)       (51.78)      (51.81)
  Principal from investment
    transactions                               -             -            -

Net gain (loss) on investments              4.15         31.30        18.96
                                         __________________________________
    Total increase (decrease) in
      net assets                            4.10         31.38        18.97

Net assets:
  Beginning of the year                   969.31        937.93       918.96
                                         __________________________________

  End of the year                        $973.41        969.31       937.93
                                         ==================================


                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                         MISSISSIPPI TRUST, SERIES 9

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE
                                 1,840 UNITS


PROSPECTUS
Part One
Dated November 25, 1998

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from North Carolina State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust Advantage, North Carolina Trust, Series 8 - Intermediate (the "Trust") is a fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of North Carolina, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from North Carolina State and local income taxes under existing law. At October 16, 1998, each Unit represented a 1/1,840 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.30% of the Public Offering Price (3.413% of the amount invested). At October 16, 1998, the Public Offering Price per Unit was $1,023.32 plus net interest accrued to date of settlement (three business days after such date) of $6.70 and $21.95 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 4.47% per annum on October 16, 1998, and 4.43% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.08% per annum on October 16, 1998, and 3.03% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Principal Amount of Bonds in the Trust                              $1,740,000
Number of Units                                                          1,840
Fractional Undivided Interest in the Trust per Unit                    1/1,840
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                         $1,820,776
  Aggregate Value of Bonds per Unit                                    $989.55
  Sales Charge 3.413% (3.3% of Public Offering Price)                   $33.77
  Public Offering Price per Unit                                     $1,023.32*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($33.77 less than the Public Offering Price per Unit)                $989.55*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                    $582,000

Date Trust Established                                         August 19, 1993
Mandatory Termination Date                                   December 31, 2042
Evaluator's Fee: $873 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to affiliate                           Maximum of $.25
  of the Sponsor                                             per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 1998
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $47.54    $47.54
  Less: Estimated Annual Expense                             $2.24     $1.79
  Estimated Net Annual Interest Income                      $45.30    $45.75
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $45.30    $45.75
  Divided by 12 and 2, Respectively                          $3.77    $22.88
Estimated Daily Rate of Net Interest Accrual                  $.1258    $.1271
Estimated Current Return Based on Public
  Offering Price                                              4.43%     4.47%
Estimated Long-Term Return Based on Public
  Offering Price                                              3.03%     3.08%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 195, The First Trust Advantage,
North Carolina Trust, Series 8 - Intermediate

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 195, The First Trust Advantage, North Carolina Trust, Series 8 - Intermediate as of July 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 195, The First Trust Advantage, North Carolina Trust, Series 8 - Intermediate, at July 31, 1998, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
October 30, 1998

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1998


                                    ASSETS

Municipal bonds, at market value (cost
  $1,758,759) (Note 1)                                            $1,793,426
Accrued interest                                                      11,651
Cash                                                                   5,287
                                                                  __________
                                                                   1,810,364

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    1,935
  Accrued liabilities                                                     81
                                                                  __________
                                                                       2,016
                                                                  __________

Net assets, applicable to 1,840 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,758,759
  Net unrealized appreciation (Note 2)                   34,667
  Distributable funds                                    14,922
                                                     __________

                                                                  $1,808,348
                                                                  ==========

Net asset value per unit                                             $982.80
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 195
                              THE FIRST TRUST ADVANTAGE
                    NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                         PORTFOLIO - See notes to portfolio.

                                    July 31, 1998

                                                    Coupon                                  Standard
                                                   interest      Date of     Redemption     & Poor's   Principal     Market
 Name of issuer and title of bond(c)                 rate        maturity  provisions(a)   rating(b)     amount      value
                                                                                          (Unaudited)

Metropolitan Sewerage District of Buncombe
  County (North Carolina), Sewerage System
  Revenue Refunding, Series 1993A (FGIC
  Insured)                                           4.875%     7/01/2003                     AAA       $420,000     432,801
Craven Regional Medical Authority, Insured
  Health Care Facilities Revenue, Series 1993        4.80      10/01/2001                     AAA         50,000      49,895
  (MBIA Insured)                                     5.10      10/01/2004    2003 @ 102       AAA        110,000     115,312
North Carolina Eastern Municipal Power Agency,       5.125      1/01/2003                     BBB        350,000     356,531
  Power System Revenue, Refunding Series 1993C       5.25       1/01/2004                     BBB        150,000     154,466
North Carolina Medical Care Commission,
  Hospital Revenue Refunding (Memorial Mission
  Hospital Project), Series 1993 (MBIA Insured)      5.10      10/01/2004    2003 @ 102       AAA        185,000     192,407
North Carolina Municipal Power Agency
  Number 1, Catawba Electric Revenue,
  Series 1993 (MBIA Insured)                         5.00       1/01/2004                     AAA        475,000     492,014
                                                                                                      ______________________

                                                                                                      $1,740,000   1,793,426
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                              NOTES TO PORTFOLIO

                                July 31, 1998



(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 47% of the aggregate principal amount of the Bonds in the Trust is subject to call, or will mature, within five years.

(b)   The ratings shown are those effective at July 31, 1998.

(c) The Trust consists of five obligations of issuers located in North Carolina. None of the Bonds in the Trust are general obligations of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Electric, 2; Health Care, 2; and Sewer, 1. Approximately 56%, 20% and 24% of the aggregate principal amount of the Bonds consist of electric revenue bonds, health care revenue bonds, and sewer revenue bonds, respectively. Each of four Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 91%. The largest such issue represents approximately 29%.


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                           STATEMENTS OF OPERATIONS


                                                 Year ended July 31,

                                           1998           1997        1996

Interest income                          $89,890         93,123     109,414

Expenses:
  Trustee's fees and related expenses     (2,653)        (2,685)     (3,271)
  Evaluator's fees                          (873)          (873)       (873)
  Supervisory fees                          (479)          (510)       (621)
                                         __________________________________
    Investment income - net               85,885         89,055     104,649

Net gain (loss) on investments:
  Net realized gain (loss)               (1,303)        (1,819)    (10,206)
  Change in net unrealized
    appreciation or depreciation          10,176         38,384      20,080
                                         __________________________________
                                           8,873         36,565       9,874
                                         __________________________________
Net increase in net assets resulting
  from operations                        $94,758        125,620     114,523
                                         ==================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                Year ended July 31,

                                          1998         1997         1996

Net increase in net assets resulting
    from operations:
  Investment income - net                $85,885       89,055       104,649
  Net realized gain (loss) on
    investments                           (1,303)      (1,819)      (10,206)
  Change in net unrealized
    appreciation or depreciation
    on investments                        10,176       38,384        20,080
                                      _____________________________________
                                          94,758      125,620       114,523

Distributions to unit holders:
  Investment income - net                (85,149)     (88,165)     (105,736)
  Principal from investment
    transactions                               -            -             -
                                      _____________________________________
                                         (85,149)     (88,165)     (105,736)

Unit redemptions (75, 125 and 903
    in 1998, 1997 and 1996,
    respectively):
  Principal portion                      (72,995)    (119,292)     (865,185)
  Net interest accrued                    (1,284)      (1,705)       (6,931)
                                      _____________________________________
                                         (74,279)    (120,997)     (872,116)
                                      _____________________________________
Total increase (decrease) in net
  assets                                 (64,670)     (83,542)     (863,329)

Net assets:
  At the beginning of the year         1,873,018    1,956,560     2,819,889
                                      _____________________________________
  At the end of the year
    (including distributable funds
    applicable to Trust units of
    $14,922, $14,226 and $15,764
    at July 31, 1998, 1997 and 1996,
    respectively)                     $1,808,348     1,873,018    1,956,560
                                      =====================================

Trust units outstanding at the end
  of the year                              1,840         1,915        2,040

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, August 19, 1993. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. Additionally, a fee of $873 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1998 follows:

               Unrealized appreciation                              $35,440
               Unrealized depreciation                                (773)
                                                                    _______

                                                                    $34,667
                                                                    =======

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 3.9% of the public offering price which is equivalent to approximately 4.058% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                           Year ended July 31,
            distribution
                plan                      1998          1997         1996

             Monthly                     $45.20         45.02        45.06
             Semi-annual                  45.79         45.65        45.64


Selected data for a unit of the Trust outstanding throughout each year -

                                                 Year ended July 31,

                                           1998          1997         1996

Interest income                           $47.70        47.33         47.27
Expenses                                   (2.13)       (2.07)        (2.06)
                                         __________________________________
    Investment income - net                45.57        45.26         45.21

Distributions to unit holders:
  Investment income - net                 (45.50)      (45.11)       (45.22)
  Principal from investment
    transactions                               -            -             -

Net gain (loss) on investments              4.65        18.83           .94
                                         __________________________________
Total increase (decrease) in net assets     4.72        18.98           .93

Net assets:
  Beginning of the year                   978.08       959.10        958.17
                                         __________________________________

  End of the year                        $982.80       978.08        959.10
                                         ==================================

                     THE FIRST TRUST COMBINED SERIES 195
                          THE FIRST TRUST ADVANTAGE
                NORTH CAROLINA TRUST, SERIES 8 - INTERMEDIATE

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




          The First Trust(registered trademark) Combined Series

PROSPECTUS                         NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                   ONLY BE USED WITH PART ONE
Dated May 29, 1998                                     AND PART THREE

IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR AMBAC INDEMNITY CORPORATION BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, AMBAC INDEMNITY CORPORATION, OR OTHER INSURERS (THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR AMBAC INDEMNITY CORPORATION IN THE EVENT OF A SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE, THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA" BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 10. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "Rights of Unit Holders-How Can Distributions to Unit Holders be
Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "Rights of Unit Holders-How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                     THE FIRST TRUST COMBINED SERIES

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National Trust may be offered for sale to residents of the State of Illinois. Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds"). The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First Trust of Insured Municipal Bonds," "The First Trust of Insured Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or AMBAC Indemnity Corporation ("AMBAC Indemnity") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, AMBAC Indemnity, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE" (THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer. A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or AMBAC Indemnity with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and AMBAC Indemnity "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the Bonds relative to other bonds of comparable quality and maturity; (iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and (iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" The Portfolio appearing in Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. The market discount of previously issued bonds will increase when interest rates for newly issued comparable bonds increase and decrease when such interest rates fall, other things being equal. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon bond features include (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemptions are more likely to occur at times when the Bonds have an offering side valuation which represents a premium over par, or for original issue discount Bonds, a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?"

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be healthcare revenue bonds. Healthcare revenue bonds are obligations of issuers whose revenues are primarily derived from services provided by hospitals or other healthcare facilities, including nursing homes. A healthcare issuer's ability to make debt service payments on these obligations is dependent on various factors, including occupancy levels of the facility, demand, government regulations, wages of employees, overhead expenses, competition from other similar providers, malpractice insurance costs and the degree of governmental competition from other similar providers, malpractice insurance costs and the degree of governmental financial assistance, including Medicare and Medicaid and other similar third-party payer programs.

Certain of the Bonds in the Trusts may be housing revenue bonds. Housing revenue bonds are obligations of issuers whose revenues are primarily derived from mortgage loans on single family residences or housing projects for low to moderate income families. Housing revenue bonds are generally payable at any time and therefore their average life will ordinarily be less than their stated maturities. The ability of such issuers to make debt service payments on these obligations is dependent on various factors, including occupancy levels, rental income, mortgage default rates, taxes, operating expenses, governmental regulations and the appropriation of subsidies.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, increased federal, state and municipal government regulations, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation.

Certain of the Bonds in the Trusts may be lease obligations issued primarily by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (i.e., schools, administrative offices, convention centers and prisons) or the purchase of equipment (i.e., police cars and computer systems) that will be used by a state or local government (the "lessee"). These obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year, or construction and abatement risk-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. Debt service payments on IRBs are dependent on various factors, including the creditworthiness of the corporate operator of the project and, if applicable, corporate guarantor, revenues generated from the project and, if applicable, corporate guarantor, revenues generated from the project and regulatory and environmental restrictions.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The ability of issuers to make debt service payments on airport obligations is dependent on the capability of airlines to meet their obligations under use agreements. Due to increased competition, deregulation, increased fuel costs and other factors, many airlines may have difficulty meeting their obligations under these use agreements. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which govern the operation of schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S. policies and programs that are being reviewed and may be eliminated.

The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal 1996 approximately 88% of Puerto Rico's exports were to the U.S. mainland, which was also the source of approximately 62% of Puerto Rico's imports. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to the expansion of the manufacturing sector.

The Puerto Rican economy is affected by a number of Commonwealth and federal investment incentive programs. Aid for Puerto Rico's economy has traditionally depended heavily on federal programs, and current federal budgetary policies suggest that an expansion of aid to Puerto Rico is unlikely. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar. One of the factors assisting the development of the Puerto Rican economy has been the tax incentives offered by the federal and Puerto Rico governments.

Puerto Rico's future will be determined by the leadership and initiatives of both the private and public sector to compensate for the loss of the federal tax credit under Section 936 of the U.S. tax code. This important credit which enabled companies to repatriate profits at a 40-60% reduction in federal taxes was terminated as of July 1996. Existing U.S. companies operating in Puerto Rico were given a ten year grace period, but new U.S. manufacturing companies coming to Puerto Rico will have to pay U.S. deferral taxes when repatriating their profits to the mainland.

The foregoing information constitutes only a brief summary of some of the financial difficulties which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of the Bonds are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Bonds, could affect or could have an adverse impact on the financial condition of Puerto Rico and various agencies and political subdivisions located in Puerto Rico. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Trusts to pay interest on or principal of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT"). The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions, sinking fund provisions, special or extraordinary redemption provisions or otherwise. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Fund do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Bonds contained in the Fund.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts. At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Any change in either amount will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor, the expenses and sales charge associated with each Unit of a Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

     A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED BY
INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or AMBAC Indemnity Corporation ("AMBAC Indemnity" or "AMBAC"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, AMBAC Indemnity or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by such Trust (see "Portfolio" for each Insured Trust). Nonpayment of premiums on the policy obtained by each Insured Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or AMBAC Indemnity to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or AMBAC Indemnity has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to either the principal of a Bond or the interest on a Bond, any acceleration of payment unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guarantee insurer domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1997, the total capital and surplus of Financial Guaranty was approximately $1,225,590,411. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention: Communications Department (telephone number
(212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number (212) 480-5187).

In addition, Financial Guaranty is currently licensed to write insurance in all fifty states and the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

AMBAC Indemnity Corporation ("AMBAC Indemnity"). The Insurance Policy of AMBAC Indemnity obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with AMBAC Indemnity, in the event of a sale of a Bond covered by the AMBAC Indemnity Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, AMBAC Indemnity agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by AMBAC Indemnity which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

AMBAC Indemnity will make payment to the Trustee not later than thirty days after notice from the Trustee is received by AMBAC Indemnity that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. AMBAC Indemnity will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, AMBAC Indemnity shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of AMBAC Indemnity or its nominee. In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, AMBAC Indemnity shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to AMBAC Indemnity all right under such Bonds to receive the interest in respect of which the insurance payment was made.

AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,967,246,831 (unaudited) and statutory capital of approximately $1,715,481,691 (unaudited) as of March 31, 1998. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of AMBAC Assurance Company, a Wisconsin-domiciled insurance company.

Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

The information relating to AMBAC Indemnity contained above has been furnished by AMBAC Indemnity. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or AMBAC Indemnity has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form. Contracts to purchase Bonds are not covered by the insurance obtained by an Insured Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or AMBAC Indemnity and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor AMBAC Indemnity nor its parent, AMBAC, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or AMBAC Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or AMBAC Indemnity. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or AMBAC Inc.

MBIA Insurance Corporation. MBIA Insurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

As of December 31, 1996, MBIA had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1997, MBIA had admitted assets of $5.3 billion (audited), total liabilities of $3.5 billion (audited), and total capital and surplus of $1.8 billion (audited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly-owned subsidiary of Financial Security Assurance Inc. For further description, see "Financial Security Assurance Inc." herein. The address of FSA Maryland and its telephone number are Steuart Tower, One Market Plaza, San Francisco, CA 94105-1413 and (415) 995-8000.

Financial Security Assurance. Financial Security Assurance Inc.
("Financial Security") is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer. Financial Security and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Asset-backed securities are generally supported by residential mortgage loans, consumer or trade receivables, securities or other assets having an ascertainable cash flow or market value. Collateralized securities include public utility first mortgage bonds and sale/leaseback obligation bonds. Municipal securities consist largely of general obligation bonds, special revenue bonds and other special obligations of state and local governments. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.

Financial Security is a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., U S West Capital Corporation and The Tokio Marine and Fire Insurance Co. Ltd. No shareholder of Financial Security is obligated to pay any debt of Financial Security or its subsidiaries or any claim under any insurance policy issued by Financial Security or its subsidiaries or to make any additional contribution to the capital of Financial Security or its subsidiaries. As of March 31, 1998, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $808,603,000 (unaudited) and $503,683,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $923,047,000 (audited), and $428,158,000 (audited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention Communications Department. Financial Security's telephone number is (212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries (including FSA Maryland) are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security and FSA Maryland reinsure a portion of their liabilities under certain of their financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security or FSA Maryland under any financial guaranty insurance policy.

The claims-paying ability of Financial Security and FSA Maryland is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Rating Services, Nippon Investors Service Inc. and Standard & Poor's (Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of AMBAC Assurance Company, a Wisconsin-domiciled insurance company.

As of December 31, 1997, the total policyholders' surplus of Connie Lee was $92,563,017 (unaudited) and total admitted assets were $233,237,273 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin in Connie Lee's financial statements prepared in accordance with statutory accounting principles applicable to insurance companies. Copies of these financial statements are available from Connie Lee upon request.

CCLIA's consolidated annual (audited) and quarterly (unaudited) financial statements prepared in accordance with generally accepted accounting principles are filed periodically with the Nationally Recognized Municipal Securities Information Repositories designated under Rule 15c2-12 of the Securities and Exchange Commission. The information contained in these financial statements is incorporated herein by reference. Copies of these financial statements are available from Connie Lee upon request.

Standard & Poor's has rated the claims-paying ability of Connie Lee "AAA".

Connie Lee makes no representation regarding the Bonds or the advisability of investing in the Bonds. The above rating is not a recommendation to buy, sell or hold the Connie Lee insured Bonds and such rating is subject to the revision or withdrawal at any time by the rating agency. Any downward revision or withdrawal of the rating may have an adverse effect on the market price of the Connie Lee insured Bonds.

The address of Connie Lee's administrative offices and its telephone number are 1299 Pennsylvania Avenue, N.W., Washington, D.C. 20004 and
(800) 221-1854.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. Such rating will be in effect for a period of thirteen months from the Initial Date of Deposit of an Insured Trust and will, unless renewed, terminate at the end of such period. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria herein before described.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

FOR INFORMATION WITH RESPECT TO EXEMPTION FROM STATE OR OTHER LOCAL TAXES, SEE PART THREE FOR EACH TRUST.

What are the Expenses and Charges?

With the exception of bookkeeping and other administrative services provided to the Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Special Trust Information" in each Part One of this Prospectus, the Sponsor will not receive any fee in connection with its activities relating to the Trusts. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust.

The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to a Trust.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services and supervisory services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such Services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or AMBAC Indemnity or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust. The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The offering price of Bonds in the Trust may be expected to be greater than the bid price of such Bonds by approximately 1-2% of the aggregate principal amount of such Bonds.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:

                             Secondary Offering Period Sales Charge
                             Percentage                  Percentage
                             of Public                   of Net
                             Offering                    Amount
Years to Maturity            Price                       Invested
__________________           ___________                 _________
0 Months to 1 Year           1.00%                       1.010%
1 but less than 2            1.50                        1.523
2 but less than 3            2.00                        2.041
3 but less than 4            2.50                        2.564
4 but less than 5            3.00                        3.093
5 but less than 6            3.50                        3.627
6 but less than 7            4.00                        4.167
7 but less than 8            4.50                        4.712
8 but less than 9            5.00                        5.263
9 but less than 10           5.50                        5.820
10 or more                   5.80                        6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such person) of the Sponsor and broker/dealers and their subsidiaries and vendors providing services to the Sponsor, may purchase Units of the Trusts during the secondary market at the Public Offering Price less the concession the Sponsor typically allows broker/dealers.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from the Sponsor or any one broker/dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from the Sponsor or such broker/dealer of Units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which broker/dealers and other selling agents of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of broker/dealers and other selling agents may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker/dealer or other selling agent that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying broker/dealers and other selling agents for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by the evaluator (the "Evaluator"), on the basis of bid prices (1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or AMBAC Indemnity to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market (see "Public Offering-Will There be a Secondary Market?") may be offered by this Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust. Notwithstanding the foregoing, broker/dealers or other selling agents who purchase, in the aggregate, $250,000 of the Trusts on any day will receive a volume concession or agency commission of $40.00 per Unit. However, resales of Units of a Trust by such broker/dealers and other selling agents to the public will be made at the Public Offering Price described in this Prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the amounts indicated above. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution. There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Record Dates for the distribution of interest under the semi-annual distribution plan are the fifteenth day of June and December with the Distribution Dates being the last day of the month in which the related Record Date occurs. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. Record Dates for monthly distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest under the monthly plan is the last day of each month in which the related Record Date occurs. See "Special Trust Information" appearing in each Part I of this Prospectus.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses. Except through an advancement of its own Funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may contact the Trustee to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series. Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected, (2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased

Interest (if any) and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or
(4) by any combination of the above. In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds. See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary to meet redemption requests or pay expenses to the extent funds are unavailable. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust. From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, the FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1997, the total partners' capital of Nike Securities L.P. was $11,724,071 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the

Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507, New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston & Strawn (previously named Cole & Deitz), 175 Water Street, New York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.  Nature of and provisions of the obligation;

lll. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

_____________
*As published by the rating companies.

**Bonds insured by Financial Guaranty Insurance Company, AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

CONTENTS:
The First Trust Combined Series:
What is The First Trust Combined Series?                  3
What are Estimated Long-Term Return and
   Estimated Current Return?                              8
How are Purchased Interest and Accrued
    Interest Treated?                                     9
Why and How are the Insured Trusts Insured?              10
What is the Federal Tax Status of Unit Holders?          16
What are the Expenses and Charges?                       16
Public Offering:
   How is the Public Offering Price Determined?          17
   How are Units Distributed?                            20
   What are the Sponsor's Profits?                       20
Rights of Unit Holders:
   How are Certificates Issued and Transferred?          20
   How are Interest and Principal Distributed?           21
   How can Distributions to Unit Holders be
      Reinvested?                                        22
   What Reports will Unit Holders Receive?               23
   How May Units be Redeemed?                            23
   How May Units be Purchased by the Sponsor?            24
   How May Bonds be Removed from the Fund?               24
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   25
   Who is the Trustee?                                   25
   Limitations on Liabilities of Sponsor and Trustee     26
   Who is the Evaluator?                                 26
Other Information:
   How May the Indenture be Amended or
      Terminated?                                        26
   Legal Opinions                                        27
   Experts                                               27
   Description of Bond Ratings                           28

                                __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH IN THE
REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

                   FIRST TRUST (REGISTERED TRADEMARK)


                             THE FIRST TRUST
                             COMBINED SERIES

                               Prospectus
                                 Part Two
                              May 29, 1998

                   First Trust (registered trademark)
                     1001 Warrenville Road, Suite 300
                           Lisle, Illinois 60532
                               1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE
                             AND PART THREE.

                          MICHIGAN TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated March 31, 1998                              PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

                     ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gain realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rate as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Michigan Tax Status of Unit Holders

At the time of the closing for each Michigan Trust, Special Counsel to the Fund for Michigan tax matters rendered an opinion under then existing Michigan income tax law applicable to taxpayers whose income is subject to Michigan income taxation substantially to the effect that:

Each Michigan Trust and the owners of Units will, in our opinion, be treated for purposes of the Michigan income tax laws and the Single Business Tax in substantially the same manner as they are for purposes of the Federal income tax laws, as currently enacted. Accordingly, Special Counsel has relied upon the opinion of Messrs. Chapman and Cutler as to the applicability of Federal income tax laws under the Internal Revenue Code of 1986, as currently amended, to a Michigan Trust and the Unit holders.

Under the income tax laws of the State of Michigan, a Michigan Trust is not an association taxable as a corporation; the income of a Michigan Trust will be treated as the income of the Unit holders of a Michigan Trust and be deemed to have been received by them when received by a Michigan Trust. Interest on the Bonds in a Michigan Trust which is exempt from tax under the Michigan income tax laws when received by a Michigan Trust will retain its status as tax exempt interest to the Unit holders of a Michigan Trust.

For purposes of the Michigan income tax laws, each Unit holder of a Michigan Trust will be considered to have received his pro rata share of interest on each Bond in a Michigan Trust when it is received by a Michigan Trust, and each Unit holder will have a taxable event when a Michigan Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the Unit holder redeems or sells his Unit, to the extent the transaction constitutes a taxable event for Federal income tax purposes. The tax cost of each Unit to a Unit holder will be established and allocated for purposes of the Michigan income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes.

Under the Michigan Intangibles Tax, a Michigan Trust is not taxable and the pro rata ownership of the underlying bonds, as well as the interest thereon, will be exempt to the Unit holders to the extent a Michigan Trust consists of obligations of the State of Michigan or its political subdivisions or municipalities, or of obligations of possessions of the United States. The Intangible Tax is being phased out, with reductions of twenty-five (25%) in 1994 and 1995, fifty percent (50%) in 1996 and seventy-five percent (75%) in 1997, with total repeal effective January 1, 1998.

The Michigan Single Business Tax replaced the tax on corporate and financial institution income under the Michigan Income Tax, and the intangible tax with respect to those intangibles of persons subject to the Single Business Tax the income from which would be considered in computing the Single Business Tax. Persons are subject to the Single Business Tax only if they are engaged in "business activity," as defined in the Act. Under the Single Business Tax, both interest received by a Michigan Trust on the underlying Bonds and any amount distributed from a Michigan Trust to a Unit holder, if not included in determining taxable income for Federal income tax purposes, is also not included in the adjusted tax base upon which the Single Business Tax is computed, of either a Michigan Trust or the Unit holders. If a Michigan Trust or the Unit holders have a taxable event for Federal income tax purposes when a Michigan Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or the Unit holder redeems or sells his Unit, an amount equal to any gain realized from such taxable event which was included in the computation of taxable income for Federal income tax purposes (plus an amount equal to any capital gain of an individual realized in connection with such event but excluded in computing that individual's Federal taxable income) will be included in the tax base against which, after allocation, apportionment and other adjustments, the Single Business Tax is computed. The tax base will be reduced by an amount equal to any capital loss realized from such a taxable event, whether or not the capital loss was deducted in computing Federal taxable income in the year the loss occurred. Unit holders should consult their tax advisor as to their status under Michigan law.

Any proceeds paid under an insurance policy issued to the Trustee of the Fund, or paid under individual policies obtained by issuers of Bonds, or by the underwriter of the Bonds, or the Sponsor or others which, when received by the Unit holders, represent maturing interest on defaulted obligations held by the Trustee, will be excludable from the Michigan income tax laws and the Single Business Tax if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations. While treatment under the Michigan Intangibles Tax is not premised upon the characterization of such proceeds under the Internal Revenue Code, the Michigan Department of Treasury should adopt the same approach as under the Michigan income tax laws and the Single Business Tax.

As the Tax Reform Act of 1986 eliminates the capital gain deduction for tax years beginning after December 31, 1986, the Federal adjusted gross income, the computation base for the Michigan Income Tax, of a Unit holder will be increased accordingly to the extent such capital gains are realized when a Michigan Trust disposes of a Bond or when the Unit holder redeems or sells a Unit, to the extent such transaction constitutes a taxable event for Federal income tax purposes.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Economic Outlook. Michigan in the 1990's has been marked by the best economic performance in a generation. The State has made an effort to diversify its economy and expand sectors other than durable goods manufacturing. In 1996, Michigan attracted nearly twice as many business relocations and expansions than in the two previous years combined.

Job growth and higher personal income have caused renewed population growth in Michigan. In 1996, for the second consecutive year, more people moved into Michigan than left. Michigan has not experienced back-to-back years of immigration in over 25 years. The State's population increased 3.2% during 1996, with many areas growing faster than the national average of 6.7%.

While Michigan's efforts to diversify its economy have proven successful, as reflected by the fact that durable goods sector employment has fallen from 33.1% of total employment in 1960 to 17.9% in 1990, durable goods manufacturing still represents a sizable portion of the State's economy. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy and revenues of the State and some of its local governmental units. Investors should be aware that the economy of the State of Michigan has, in the past, proven to be cyclical, due primarily to the fact that the leading sector of the State's economy is the manufacturing of durable goods.

Since 1990, total employment in Michigan has climbed by about 600,000 jobs, and during 1994-95, one of every five jobs in the nation was created in Michigan. Employment in the State reached an all-time high of
4.726 million in December 1997, with the work force reaching a record of
4.921 million. Average employment in Michigan was 4.667 million in 1997, up 105,000 from 1996. In 1997, the work force averaged 4.897 million, a gain of 72,000 over the previous year's figures.

The diversification of Michigan's economy has directly impacted the distribution of jobs within the economy. In 1997, employment in the manufacturing sector fell by about 1.0%, but private non-manufacturing employment grew by an estimated 2.7%. Government and services experienced the largest gains in employment, adding 11,000 and 10,000 jobs in 1997, and construction and private service employment also experienced a large jump at the end of that year. Retail employment grew by an additional 3,000 jobs, but the manufacturing sector has lost 6,000 jobs since December 1996, nearly all of them in the motor vehicle and equipment industry.

Unemployment has held steady at 3.9% to 4.1% since August 1997, a dramatic decrease from 10% in 1990 and the State's lowest average unemployment rate since 1969. In addition, January 1998 marked the 34th consecutive month in which Michigan remained below the average national jobless rate. The State's average annual unemployment rate (seasonally adjusted) dropped from 5.3% in 1995 to 4.9% in 1996 to 4.1% in 1997, compared with the national averages of 5.6%, 5.4% and 5.0% for the same years. Unemployment in Michigan is projected to average 4.1% in 1998 and 4.7% in 1999.

Although the job market is expected to remain somewhat tight, job growth in Michigan is projected to be moderate through 1999, with the State unemployment rate increasing slightly through 1999. Employment in the manufacturing sector is expected to decrease by 0.5% in 1998 and decrease by another 1.3% in 1999, but total employment is estimated to increase by 1.4% in 1998 and 1.2% in 1999. Most of the job loss in manufacturing in 1998 will be in motor vehicle industry.

Since 1991, Michigan has had the fastest per capita personal income growth rate in the nation, growing a total of 25.2% as compared to the national average of 18.2%. During 1997, moderate economic expansion lead to a personal income growth rate of 4.6%, compared to the national average of 5.8%. The State estimates that personal income growth will remain steady, increasing by 4.8% in 1998 and by 4.7% in 1999.

The State's economy could continue to be affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. Such actions could adversely affect State revenues, and the financial impact on local units of government could be more severe in the areas where plants are closed.

Sales of U.S. cars and light trucks during 1997 were slightly ahead of the previous year's pace, at 15.2 million units for 1997 or a 0.1% increase. Sales of light trucks increased by 3.8% in 1997, but car sales declined by 2.8%, due almost entirely to a 6.0% decline in Big Three car sales. Foreign car sales were up in 1997, with sales of Japanese vehicles climbing 3.9% and European vehicles 12.8%. Foreign light truck sales also increased by 1.2% over 1996. Total U.S. production for 1997 reached 12.0 million units. Car production declined by 2.8%, but light truck production, accounting for over 50% of all U.S. vehicle production, increased by 7.2%.

In addition, the State is a party to various legal proceedings, some of which could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances.

Revenues and Expenditures. Total revenue and other sources of funds for Michigan's primary governmental operations for Fiscal Year 1996 were $30.3 billion. Taxes comprised $18.5 billion of the total, with revenues from the federal government, mainly the Department of Health and Human Services, adding another $7.4 billion. The State's expenditures in Fiscal 1996 totaled $30.5 billion, with General Fund/General Purpose (GF/GP) appropriations totaling $8.5 billion.

Michigan's "Rainy Day Fund," formerly known as the Counter-Cyclical Budget and Economic Stabilization Fund, was established in 1977 to assist in stabilizing revenue and employment during economic downturns and to maintain the State's credit rating. At the end of Fiscal 1996, the Rainy Day Fund contained $1.15 billion, up from $20 million in 1992.

In recent years, Michigan has reduced its State workforce by 9% and at the close of Fiscal Year 1997, for the fifth consecutive year, every State department finished the year under budget. Fiscal Year 1997 closed on September 30, 1997 with a surplus of $85.2 million in the State's general fund and $193 million in the School Aid Fund. Preliminary figures showed that the State's Rainy Day Fund ended the year at over $1.1 billion. This amount is slightly lower than the Fiscal 1996 figure because a portion of the fund balance was set aside for future expenditures of the K-12 School Aid Fund.

GF/GP appropriations grew by a total of 6% between Fiscal Years 1993-1996 to $8.5 billion. During Fiscal 1997, GF/GP appropriations declined by 1.2% to $8.4 billion. Total adjusted gross appropriations (not including capital outlay and transportation) for Fiscal 1997 totaled $29.5 billion, a 3.9% increase over the previous fiscal year.

The State of Michigan develops its yearly budget by projecting a future available revenue baseline using a consensus revenue estimating process. Each two-year baseline is reached by agreement between the Michigan Department of Treasury and the State Senate and House Fiscal Agencies. When a fiscal year's budget is developed, this general fund revenue baseline is adjusted to reflect actual revenues from the previous and current fiscal years, as well as any expected changes in projected revenues.

The Michigan Constitution of 1963 limits the amount of total revenues of the State raised from taxes and certain other sources to a level for each fiscal year equal to a percentage of the State's personal income for the prior calendar year. In the event that the State's total revenues exceed the limit by 1% or more, the Michigan Constitution of 1963 requires that the excess be refunded to taxpayers.

The preliminary consensus Fiscal Year 1998 revenue baseline projected 4.8% or $400 million growth. In the Fiscal Year 1998 budget, however, this projected revenue increase was reduced to 2.9% growth (or $243 million) in order to accommodate phased-in tax cuts and adjustments based upon actual Fiscal 1997 receipts. The State projects GF/GP appropriations to decline by 1.2% during Fiscal 1998 to $8.3 billion. Total adjusted gross appropriations (not including capital outlay and transportation) for Fiscal 1998 are expected to be $27.5 billion, a 6.8% decrease, which will return appropriations to Fiscal 1995 levels.

The preliminary consensus Fiscal Year 1999 revenue baseline projected 3.8% or $331.4 million growth. The Fiscal 1999 budget has since been adjusted to accommodate 24 phased-in tax cuts which have already been enacted. Among them are three income tax credits and exemption changes, as well as changes to the intangibles and single business taxes. The net impact of this adjustment to the general fund in Fiscal 1999 is the loss of $179 million of what would otherwise have been new revenue. The current general fund revenue forecast for Fiscal 1999 has been adjusted to 2.2% or $189.9 million growth. Based upon these adjusted growth figures, the State's total revenues for Fiscal 1999 are expected to be $8.8 billion, a 1.99% increase over Fiscal 1998.

On March 15, 1994, Michigan voters approved a school finance reform amendment to the State's Constitution which, among other things, increased the State sales tax rate from 4% to 6% and placed a cap on property assessment increases for all property taxes. Concurrent legislation cut the State's income tax rate from 4.6% to 4.4%, reduced some property taxes and altered local school funding sources to a combination of property taxes and state revenues, some of which is provided from new or increased State taxes. The legislation also contained other provisions that alter (and, in some cases, may reduce) the revenues of local units of government, and tax increment bonds could be particularly affected. As of January 1997, reforms that have occurred under the amendment have been effective, yet the ultimate impact of the constitutional amendment and related legislation cannot be accurately predicted, and investors should be alert to the potential effect of such measures upon the operations and revenues of Michigan local units of government.

In Fiscal Year 1991, the State deferred certain scheduled cash payments to municipalities, school districts, universities and community colleges. While such deferrals were made up at specified later dates, similar future deferrals could have an adverse impact on the cash position of some local governmental units. Additionally, the State reduced revenue sharing payments to municipalities below that level provided under formulas by $10.9 million in Fiscal Year 1991, $34.4 million in Fiscal 1992, $45.5 million in Fiscal 1993, $54.5 million in Fiscal 1994 and $67.0 million in Fiscal 1995.

Debt Management. Michigan's borrowings fall into two main categories:
(1) general obligation debt; and (2) revenue dedicated debt, which is issued with the provision that repayment will only be made from designated revenue sources and that the debt is not a general obligation of the State. The State's long-term general obligation debt can only be issued with the approval of the voters or for the purpose of making loans to school districts. Short-term general obligation debt, which must be repaid within the fiscal year it is borrowed, may be issued with the approval of the legislature but may not exceed 15% of undedicated revenues in the prior year.

Ratings. In March 1997, Moody's Investors Service, Inc. refined the State of Michigan's general obligation bond rating from Aa to Aa2. Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) maintains a rating of AA. Standard & Poor's Ratings Service increased the State's rating to AA+ on January 21, 1998.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Michigan Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Michigan Trusts to pay interest on or principal of the Bonds.

                          Michigan Trust Series

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                          MISSOURI TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                         NOTE: THIS PART THREE PROSPECTUS
Part Three                                    MAY ONLY BE USED WITH
Dated May 29, 1998                            PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gain realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rate as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Missouri Tax Status of Unit Holders

The assets of each Trust will consist of interest-bearing obligations issued by or on behalf of the State of Missouri (the "State") or counties, municipalities, authorities or political subdivisions thereof (the "Missouri Bonds") or by the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands (the "Possession Bonds") (collectively, the "Bonds").

Neither the Sponsor nor its counsel have independently examined the Bonds to be deposited in and held in each Trust. However, although no opinion is expressed herein regarding such matters, it is assumed that:
(i) the Bonds were validly issued, (ii) the interest thereon is excludable from gross income for Federal income tax purposes and (iii) interest on the Bonds, if received directly by a Unit holder, would be exempt from the Missouri income tax applicable to individuals and corporations ("Missouri State Income Tax"). The opinion set forth below does not address the taxation of persons other than full-time residents of Missouri.

In the opinion of Chapman and Cutler, Special Counsel to the Fund for Missouri tax matters, under existing law:

Each Trust is not an association taxable as a corporation for Missouri income tax purposes, and each Unit holder of a Trust will be treated as the owner of a pro rata portion of the Trust and the income of such portion of the Trust will be treated as the income of the Unit holder for Missouri State Income Tax purposes.

Interest paid and original issue discount, if any, on the Bonds which would be exempt from the Missouri State Income Tax if received directly by a Unit holder will be exempt from the Missouri State Income Tax when received by a Trust and distributed to such Unit holder; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

Each Unit holder of a Trust will recognize gain or loss for Missouri State Income Tax purposes if the Trustee disposes of a bond (whether by redemption, sale, or otherwise) or if the Unit holder redeems or sells Units of a Trust to the extent that such a transaction results in a recognized gain or loss to such Unit holder for Federal income tax purposes. Due to the amortization of bond premium and other basis adjustments required by the Internal Revenue Code, a Unit holder, under some circumstances, may realize taxable gain when his or her Units are sold or redeemed for an amount less than or equal to their original cost.

Any insurance proceeds paid under policies which represent maturing interest on defaulted obligations which are excludable from gross income for Federal income tax purposes will be excludable from the Missouri State Income Tax to the same extent as such interest would have been so excludable if paid by the issuer of such Bonds held by a Trust; however, no opinion is expressed herein regarding taxation of interest paid and original issue discount, if any, on the Bonds received by a Trust and distributed to Unit holders under any other tax imposed pursuant to Missouri law, including but not limited to the franchise tax imposed on financial institutions pursuant to Chapter 148 of the Missouri Statutes.

The Missouri State Income Tax does not permit a deduction of interest paid or incurred on indebtedness incurred or continued to purchase or carry Units in a Trust, the interest on which is exempt from such Tax.

The Trust will not be subject to the Kansas City, Missouri Earnings and Profits Tax and each Unit holder's share of income of the Bonds held by a Trust will not generally be subject to the Kansas City, Missouri Earnings and Profits Tax or the City of St. Louis Earnings Tax (except that no opinion is expressed in the case of certain Unit holders, including corporations, otherwise subject to the St. Louis City Earnings
Tax).

Chapman and Cutler has expressed no opinion with respect to taxation under any other provision of Missouri law. Ownership of the Units may result in collateral Missouri tax consequence to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

The following discussion regarding constitutional limitations and the economy of the state of Missouri is included for the purpose of providing general information that may or may not affect issuers of the Bonds in Missouri.

As a major manufacturing, financial, and agricultural state, Missouri's economic health is tied closely to that of the nation. The economic outlook is for continued improvement in Fiscal Year 1998. Missouri's personal income, which directly impacts individual income tax and sales tax, rose at a 5.9% rate during Fiscal Year 1997. Personal income in 1996 grew 5.6%. The Missouri economy has produced exceptional job growth over the past three years. Missouri's employment stood at 2.8 million as of November 1997, an increase of over 317,000 since January of 1993. At the end of November 1997, the State unemployment rate was 3.5%, which compares favorably to the national unemployment rate of 4.3%.

Agriculture is a significant part of Missouri's economy, with an industry of approximately $5.0 billion in Fiscal Year 1997. Missouri is among the nation's leading livestock producers, with livestock and related products accounting for $2.5 billion of the State's agricultural receipts in Fiscal Year 1997.

Balancing Missouri's budget in Fiscal Year 1997 was achieved through sound financial management. The growing economy produced general revenues that were better than projected. The Governor and General Assembly adopted a conservative State budget meeting mandated expenditure increases and providing limited funding for new and expanded program. In future years, Missouri will focus on controlling the growth of mandatory programs though welfare reform, managed care, and cost-effective alternatives. Major funding priorities include education, corrections, economic development, mental health, children's services, and repairs and upgrades to existing State facilities.

The State of Missouri completed Fiscal Year 1997 in sound financial condition due to strong revenue collections and efficient management of State programs. Net general revenue collections increased over Fiscal Year 1996 due to a strong national and State economy. Expenditures were lower than anticipated in Fiscal Year 1997 as prudent State agency managers did not use all available spending authority. General revenue collections in Fiscal Year 1997 were $5,843.4 million, 7.4% above Fiscal Year 1996 collections. General Revenue expenditures in Fiscal Year 1997 for the operating budget were $5,926.1 million. The Fiscal Year 1998 budget is conservatively based upon general revenue collections of $6,029.6 million.

Preliminary calculations made pursuant to Article X of the Missouri Constitution show that total State revenues for Fiscal Year 1997 exceeded the total State revenue limit by $318.8 million. Therefore, in accordance with Article X, the entire amount of excess revenues will be refunded to Missouri income taxpayers in calendar year 1998. The Office of Administration projects that total State revenues will exceed the total State revenue limit by approximately $125 million in Fiscal Year 1998. The Office of Administration projects that revenues will not exceed the revenue limit in Fiscal Year 1999 if the Governor's recommended tax reductions of $120 million are enacted. Together with the 1997 tax cut, this brings the total tax reduction for Fiscal Year 1999 to $375 million.

The State ended Fiscal Year 1997 with an ending balance (surplus) of $49.5 million for the General Revenue Fund. An appropriation of $86.55 million was transferred to the Budget Stabilization Fund to bring that Fund to 2.5% of net general revenue collections. The ending General Fund balance for Fiscal Year 1998 is projected at $172.4 million.

Missouri will continue to see reduced desegregation costs. Federal court-ordered payments for the St. Louis and Kansas City desegregation plans were $254.9 million in Fiscal Year 1997 which is about 3.9% of the State's general revenue budget. The estimate for Fiscal Year 1998 is $255.9 million. In Fiscal Year 1999, ongoing savings totaling $91.7 million from Kansas City and $2.1 million from St. Louis will have been used to boost State aid to all Missouri schools. In addition, cumulative one-time savings of $77.8 million have been redirected to Missouri schools. State law requires that desegregation savings go toward the school foundation formula.

As of December 31, 1997, the State has spent $3.1 billion on the desegregation cases in St. Louis and Kansas City. At the end of Fiscal Year 1998, that total will reach an estimated $3.2 billion. The appropriation for Fiscal Year 1998 is $264 million, and the revised estimate is $255.9 million. Desegregation expenditures, court orders, and other developments are continually monitored to provide the best possible anticipation and forecast of future costs.

State desegregation costs could significantly be affected by a State determination of liability for costs incurred by the Special School District for Phase I part-time transfer students. If a liability is determined, amounts from retroactive claims and accrued interest (if any) could be significant. For Kansas City, under the terms of a settlement agreement approved by the federal district court on March 25, 1997, state court-ordered desegregation payments will end in Fiscal Year 1999. The payment schedule is $110 million, $105 million and $99 million for Fiscal Years 1997, 1998 and 1999, respectively.

Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the State is limited to the amount approved by popular vote plus the amount of $1 million. Total general obligation bonds issued as of November 30, 1997, was $1,147.4 million of which $979.4 was outstanding. As of November 30, 1997, total revenue bonds issued was $148.5 million with $114.68 million outstanding. Total state indebtedness as of November 30, 1997, was $1,624,746,207 with $1,289,911,009 outstanding.

As of January 1, 1998, $194,465,000 principal remains outstanding of the $200,000,000 issued fourth State building bonds (approved in August
1994); and $128,590,000 principal remains outstanding of the $439,494,240 issued water pollution control bonds (both amounts excluding refunding issuances). With the final $75 million issuance on December 1, 1987, all $600 million in third State building bonds authorized by Missouri voters in 1982 were issued. With the final issuance in Fiscal Year 1998, Missouri will have issued all $250 million in fourth State building bonds authorized by Missouri voters.

In Fiscal Year 1997, Missouri invested a total of $276.5 million in its capital assets with appropriations for maintenance and construction projects throughout the State. Appropriations for Fiscal Year 1998 are estimated at $237.6 million. Capital improvements of $192.5 million are recommended for Fiscal Years 1998-99 biennial budget. Of this amount, $20.8 million is for vital maintenance and repairs to State-owned facilities to initiate the voter-approved maintenance funding mechanism. Also included is $171.8 million for planning, major renovation, new construction, land acquisition, and other improvements. Amounts are designated to prison construction, projects at elementary and secondary education institutions, and facilities for veterans.

The State's general obligation bond issues received triple "A" ratings from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.). Missouri is one of only eight states that have this rating from all three rating organizations. Although these ratings indicate that the State of Missouri is in relatively good economic health, there can be no assurance that this will continue or that particular bond issues may not be adversely affected by changes in the State or local economic or political conditions.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Missouri Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Missouri Trusts to pay interest on or principal of the Bonds.

                          MISSOURI TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                        PENNSYLVANIA TRUST SERIES

         The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated March 31, 1998                              PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

                     ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gain realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rate as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Pennsylvania Tax Status of Unit Holders

In rendering its opinion, Special Counsel has not, for timing reasons, made an independent review of proceedings related to the issuance of the Bonds. It has relied on the Sponsor for assurance that the Bonds have been issued by the Commonwealth of Pennsylvania or by or on behalf of municipalities or other governmental agencies within the Commonwealth.

At the time of the closing for each Pennsylvania Trust, Special Counsel to the Fund for Pennsylvania tax matters rendered an opinion under then existing Pennsylvania income tax law applicable to taxpayers whose income is subject to Pennsylvania income taxation substantially to the effect that:

Units evidencing fractional undivided interests in a Pennsylvania Trust, which are represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

Distributions of interest income to Unit holders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

A Unit holder will have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph upon the redemption or sale of his Units. Units will be taxable under the Pennsylvania inheritance and estate taxes;

A Unit holder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax when it redeems or sells its Units. Interest income distributed to Unit holders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of the Units into account in determining the taxable value of their shares subject to the Shares tax;

Under Act No. 68 of December 3, 1993, gains derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds may be subject to Pennsylvania personal or corporate income taxes. Those gains which are distributed by a Pennsylvania Trust to Unit holders who are individuals may be subject to Pennsylvania Personal Income Tax. For Unit holders which are corporations, the distributed gains may be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax. Gains which are not distributed by a Pennsylvania Trust may nevertheless be taxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued on or after February 1, 1994. Gains which are not distributed by a Pennsylvania Trust will remain nontaxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued prior to February 1, 1994.

Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers of the Bonds with respect to the Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations;

A Pennsylvania Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.

On December 3, 1993, changes to Pennsylvania laws affecting taxation of income and gains from the sale of Pennsylvania and local obligations were enacted. Among these changes was the repeal of the exemption from tax of gains realized upon the sale or other disposition of such obligations. The Pennsylvania Department of Revenue has issued proposed regulations concerning these changes. The opinions expressed above are based on Special Counsel's analysis of the law and proposed regulations, but are subject to modification upon review of final regulations or other guidance that may be issued by the Department of Revenue or future court decisions.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Investors should be aware of certain factors that might affect the financial conditions of the Commonwealth of Pennsylvania. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. A more diversified economy was necessary as the traditionally strong industries in the Commonwealth declined due to a long-term shift in jobs, investment and workers away from the northeast part of the nation. The major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, particularly in crop and livestock products as well as agribusiness and food related industries.

Strong growth experienced in Pennsylvania in 1997 was unanticipated and is unlikely to continue. The peak growth was reached during the first quarter and growth in subsequent quarters has been lower. Due to Pennsylvania's improved competitive position, the Commonwealth should experience economic growth rates close to the national average. The annual rate of job growth, ranked 45th in 1995, is currently ranked 17th nationwide.

Non-manufacturing employment has increased in recent years to 82.9% of total Commonwealth employment as of December 1997. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 17.1% of non-agricultural employment as of December 1997, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In December 1997, the services sector accounted for 31.6% of all non-agricultural employment while the trade sector accounted for 22.8%.

Preliminary results from the Pennsylvania Department of Labor and Industry show Pennsylvania's total non-farm jobs increased by 106,200 or almost 2% from December 1996 to December 1997. The services industry was responsible for over one-half of all new jobs created during this period. Retail trade increased 1.5% or 14,000 jobs. Construction employment increased 7.4% or 15,200 jobs. Manufacturing growth was slow at .4% or 4,100 jobs from December 1996 to December 1997. As of December 1997, the seasonally adjusted unemployment rate for the Commonwealth was 4.8% compared to 4.7% for the United States.

More jobs in 1997 brought faster growing personal income. For the four quarters ending with the first quarter of 1997, personal income in Pennsylvania rose at a rate of over 6%. This healthy advance contributed to a 6.1% increase in General Fund tax revenue for fiscal year 1996-97 due to similar increases in collections for personal income tax and the sales and use tax.

Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting. A budgetary basis of accounting is used for the purpose of ensuring compliance with the enacted operating budget and is governed by applicable statutes of the Commonwealth and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

Fiscal 1997 Financial Results. At June 30, 1997, the Commonwealth reported an unreserved/undesignated fund balance (budgetary basis) of $402.7 million in the General Fund. This compares to a budgetary basis fund balance of $158.5 million at June 30, 1996. The budgetary basis fund balance for the fiscal year ended June 30, 1997 was the result of revenue collections totaling $26,149.6 million less appropriation authorizations totaling $25,835.7 million, less other net financing uses totaling $69.7 million. Included in the $25,835.7 million appropriation authorizations are $164.3 million of state supplemental appropriations and $207.0 million in federal supplemental appropriations authorized during the fiscal year.

On a GAAP basis, at June 30, 1997, the Commonwealth's General Fund reported a fund balance of $1,364.9 million, an increase of $729.7 million from the $635.2 million fund balance at June 30, 1996. Total assets increased by $563.4 million to $4,268.5 million. Liabilities decreased $166.3 million to $2,903.6 million.

For fiscal year 1996-97, revenues of the Commonwealth's General, Special Revenue, Debt Service and Capital Projects Funds (collectively, the governmental funds) totaled $32,073 million, an increase of $1,147 million or 3.7% from fiscal year 1995-96. Taxes accounted for 56.6% of the total general governmental revenues. Their combined fund balances at June 30, 1997 increased by $914.6 million to $2,900.9 million. The unreserved/undesignated fund balance was $699.2 million compared to $378.2 million from the previous year.

Fiscal 1998 Budget. Total receipts for fiscal year 1997-98 are projected at $17,077 million. Appropriations are estimated at $17,269 million. The closing balance in the General Fund (after adding the beginning balance of $403 billion and deducting lapses of $120 million) is $331 million. After a transfer to the Rainy Day Fund of $50 million, the ending balance in the General Fund for fiscal year 1997-98 is estimated at $281 million.

Estimated revenues for 1997-98 have been raised $231.1 million due to substantial upward revisions to personal income and inheritance revenues and downward revisions to sales and use and insurance premiums taxes. The personal income tax has provided almost all of the revenue surplus. Through December 1997, fiscal year 1997-98 revenues have increased 2.8% over the same period in the prior fiscal year. Revised estimates for 1997-98 project a 2.1% increase in General Fund revenues. Total revenues, excluding proposed tax changes, are projected to increase by 2.9%.

Proposed Fiscal 1999 Budget. The Governor's 1998-99 Budget continues a four-year record of tax cuts and fiscal discipline. The proposed 1998-99 General Fund Budget is $17.8 billion, an increase of $518 million or 3%. The total recommended budget for 1998-99 is $35.8 billion. Approximately $10.16 billion is from federal funds.

General Fund revenue is estimated to be generated in the following percentages: 34.7% from sales tax, 34.2% from personal income tax, 12.5% from business tax, 9.3% from corporate net income tax, 5.4% from other revenues, and 3.9% from the inheritance tax. Total expenditures for fiscal year 1998-99 are estimated in the following percentages: 44.3% for education, 34.4% for health and human services, 11.3% for protection, 3.8% for direction programs, 3.1% for other programs, and 3.1% for economic development.

Budgets for the past four years have proposed an average spending growth of 2.0%. The average growth in the enacted budgets during the previous ten-year period was 5.4%. Over $128 million in tax reductions are proposed in 1998-99 to help working families and to stimulate job creation and retention.

After an estimated $2 million transfer to the Rainy Day Fund in 1998-99, the ending fund balance for the General Fund for fiscal year 1998-99 is estimated at $9 million. With the projected transfer at the end of 1998-99, the reserve balance in the Commonwealth's Rainy Day Fund will exceed $500 million, more than seven times the balance in 1994-95.

Debt Administration. The Constitution of the Commonwealth of Pennsylvania permits the incurrence of debt, without approval of the electorate, for capital projects specifically authorized in a capital budget. Capital project debt outstanding cannot exceed one and three quarters (1.75) times the average of the annual tax revenues deposited in all funds during the previous five fiscal years. The certified constitutional debt limit at August 29, 1997 was $34.3 billion. Outstanding capital project debt at August 29, 1997 amounted to $3.7 billion.

In addition to constitutionally authorized capital project debt, the Commonwealth may incur debt for electorate approved programs, such as economic revitalization, land and water development, and water facilities restoration; and for special purposes approved by the General Assembly, such as disaster relief. The total general obligation bond indebtedness outstanding at June 30, 1997 was $4,842 million. Total debt service transfers paid from General Fund and Motor License Fund appropriations during the fiscal year ended June 30, 1997 amounted to $781.5 million.

All outstanding general obligation bonds of the Commonwealth are rated AA- by S&P and Aa3 by Moody's. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

In addition to general obligation bonds, the Commonwealth issues tax anticipation notes ("TANS") to meet operating cash needs during certain months of the fiscal year. The Commonwealth anticipates issuance of $225 million in General Fund TANS during the 1997-98 fiscal year. During fiscal year 1996-97, $550 million TANS were issued.

The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,478,002 in 1996, according to the U.S. Bureau of the Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. An intergovernmental cooperation agreement between Philadelphia and PICA was approved by City Council on January 3, 1992, and approved by the PICA Board and signed by the Mayor on January 8, 1992. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on April 30, 1996.

As of February 28, 1997, PICA has issued approximately $1,761.7 million of its Special Tax Revenue Bonds to provide financial assistance to Philadelphia, to liquidate the cumulative General Fund balance deficit, to refund certain general obligation bonds of the City and to fund additional capital projects. No further PICA bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,102.4 million in Special Tax Revenue Bonds outstanding as of June 30, 1997.

The audited General fund balance of the City as of June 30, 1995, 1996, and 1997 showed a surplus of approximately $80.5 million, $118.5 million, and $128.8 million, respectively.

S&P's rating on Philadelphia's general obligation bonds is "BBB" and Moody's rating is "Baa." Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Pennsylvania Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Pennsylvania Trusts to pay interest on or principal of the Bonds.

                        PENNSYLVANIA TRUST SERIES

         The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                        MISSISSIPPI TRUST SERIES

         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

PROSPECTUS                       NOTE: THIS PART THREE PROSPECTUS
Part Three                                  MAY ONLY BE USED WITH
Dated May 29, 1998                          PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gain realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rate as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Mississippi Tax Status of Unit Holders

The assets of a Mississippi Trust will consist of interest bearing obligations issued by, or on behalf of, the State of Mississippi, and counties, municipalities, authorities and other political subdivisions thereof and may consist of such bonds issued by the Commonwealth of Puerto Rico (the "Bonds").

At the time of the closing for each Mississippi Trust, Special Counsel to the Fund for Mississippi tax matters rendered an opinion under then existing Mississippi income tax law applicable to taxpayers whose income is subject to Mississippi income taxation substantially to the effect that:

For purposes of Mississippi income taxation, a Mississippi Trust will be recognized as a trust and not as a corporation or as an association taxable as a corporation. A Mississippi Trust will not be subject to Mississippi income tax.

With respect to Unit holders who are residents of Mississippi, the income of a Mississippi Trust which is allocable to each such Unit holder will be treated as the income of such Unit holder under the Mississippi income tax laws. Interest on the Underlying Bonds which would be exempt from Mississippi income tax if directly received by such Unit holder will retain its status as tax-exempt interest when received by a Mississippi Trust and distributed to such Unit holder.

To the extent that gain or loss is recognized for Federal income tax purposes, each Unit holder of a Mississippi Trust will recognize gain or loss for Mississippi income tax purposes if the Trustee disposes of a Bond (whether by sale, payment on maturity, retirement or otherwise) or if the Unit holder redeems or sells such Units. Due to the amortization of Bond premium and other basis adjustments, a Unit holder, under some circumstances, may realize taxable gain when his or her Units are sold or redeemed for an amount equal to their original cost.

The Units are not exempt from Mississippi estate tax and are subject to assessment for Mississippi ad valorem tax purposes. (However, it is not the current practice of the State of Mississippi to assess intangible personal property owned by individuals or corporations, other than certain financial institutions, for ad valorem tax purposes.)

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Economic Outlook. Investors should be aware that the State of Mississippi ranks 50th among the fifty states in per capita total personal income, largely due to a lack of an educated work force, a smaller percentage of the population in the work force, and higher unemployment rates as compared to the national average. During 1997, economic conditions in Mississippi have improved, however, as evidenced by a 4.0% increase in per capita total personal income, a drop in the unemployment rate to 5.7% and an annual State population growth of only 0.7%.

In 1997, Mississippi's economy kept pace with the rest of the nation, with a slowdown in manufacturing offset by growth of service sector industries. While overall employment growth has been modest at about 1.0%, two industries-construction and amusements/gaming-have enjoyed strong gains in employment.

The manufacturing sector has not been performing as well, with overall employment dropping again during 1997. The decrease in nondurables employment was the greatest, at 2.2%, while durables employment also fell by 2.0%, led by a drop of 3.7% in transportation equipment, which in the State is dominated by shipbuilding. Total personal income from the manufacturing sector, however, did grow by $35 million over 1996 figures.

Construction employment continues to be strong, with 4.3% employment growth and $75 million personal income growth during 1997. Amusement and gaming employment increased by 12.7%, a significant increase over the strong growth of 1996. Employment in State and local governments also continues to grow, though at a moderate rate, but federal government employment in Mississippi dropped slightly again in 1997. The transportation and utilities sector rebounded from small losses in 1996, with personal income growth of $95 million and employment growth of 2.4%. Wholesale and retail trade also expanded, with 1.6% employment growth and $262 million personal income growth during 1997.

The services sector of the Mississippi economy experienced the largest amount of earnings growth during 1997, up by $621 million. Employment in this sector increased by a healthy 4.6% over 1996 figures. The services sector in Mississippi, as in the rest of the country, will be the largest single source of new jobs, with employment growing annually in this sector for the next few years. Trade will be another significant job-generator. Current federal budget proposals along with slower employment growth in the private sector will mean continued federal government employment declines, offsetting the gains of 1994 and 1995.

The State's total employment during March 1998 is estimated at 1,214,040, compared with 1,183,140 during March 1997. Since 1985,
147,700 net new jobs have been created, a 14.0% increase. During 1997, a total of 16,500 new nonfarm jobs were created. Mississippi's labor force also grew during 1997, up 6,800 or 0.5% to 1.265 million. Over the past ten years, the State's labor force has grown by 10.8%, compared to 13.7% for the nation. Mississippi's non-agricultural employment represents 97% of the State's workers.

The State's unemployment rate for 1997 averaged 5.7%, down from 6.1% in 1996, while the United States averaged 5.4% in 1996 and 5.0% in 1997. During the first two months of 1998, Mississippi dipped to 5.4% unemployment before rising again to 5.8% in March, significantly higher than the 4.7% average for nation during the first three months of 1998.

Mississippi's per capita personal income reached $18,272 in 1997, up from $17,561 in 1996. This gain represents 4.0% growth, compared to the State's 5.0% and 4.9% gains in 1995 and 1996. The State's per capita personal income is currently 71.4% of the national average ($25,598), down from 71.9% in 1996. In 1997, Mississippi's growth rate remained slower than the nation as a whole (4.8%), and the State was unable to move from its 50th place ranking among all the states in terms of per capita personal income. In terms of total personal income, however, Mississippi experienced a 4.8% gain during 1997, to $49,891 million. The national growth rate in total personal income during 1997 was 5.7%.

The U.S. Census Bureau reports that Mississippi's population was recorded at 2,575,475 during the 1990 Census. The population is estimated to have reached 2,730,501 during July 1997. Between 1990 and 1997, the State's population has increased at a lower rate than the nation as a whole, with gains of 6.0% and 7.6%, respectively. Between July 1996 and July 1997, Mississippi's population grew by 19,751 people, a 0.7% increase. Net in-migration accounted for approximately 17.7% of the State's growth in 1997.

Revenues and Expenditures. The total size of Mississippi's government has more than doubled during the last ten years, yet the financial condition of the State remains strong. The General Fund ended Fiscal Year 1996 with a surplus of $85.64 million, and the Working Cash-Stabilization Fund began Fiscal Year 1997 with a balance of $203.6 million, providing the State with significant protection against revenue shortfalls and budgetary problems.

During Fiscal Year 1997, Mississippi's total revenues are projected to have increased $130 million to $2.832 billion. Sales tax accounted for the largest dollar amount increase, up by $57.6 million to $1.136 billion, a 5.3% gain. The individual income and corporate/franchise taxes experienced the greatest percentage increases (both 6.9%), to $792 million and $280 million, respectively. Interest on investments and the estate tax, however, decreased during Fiscal 1997, by 9.7% and 5.5%, respectively. Total appropriations during Fiscal 1997 reached $2.807 billion, leaving a $125.1 million balance in the General Fund.

For Fiscal Year 1998, total general fund revenue is estimated at $2.944 billion, a 4.0% increase from Fiscal Year 1997. After appropriations, the general fund balance for Fiscal Year 1998 is estimated to be $266.9 million. This amount includes a $31 million increase in funding for public education, a $25 million increase for corrections and a $20 million increase in the debt service.

Debt Management. Mississippi's debt has grown rapidly over the past decade. In 1989, net direct general obligation bond debt was $230 million. By 1997, the State's net general obligation debt had grown to $1.3 billion.

Bond Ratings. State of Mississippi general obligation bonds are rated as follows: Standard & Poor's Ratings Services, AA; and Moody's Investors Service, Inc., Aa3 (refined from Aa on March 4, 1997).

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Mississippi Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Mississippi Trusts to pay interest on or principal of the Bonds.

                              MISSISSIPPI TRUST SERIES

         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       NORTH CAROLINA TRUST SERIES

         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated March 31, 1998                            PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gain realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rate as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

North Carolina Tax Status of Unit Holders

At the time of the closing for each North Carolina Trust, Special
Counsel to the Fund for North Carolina tax matters rendered an opinion under then existing North Carolina income tax law applicable to taxpayers whose income is subject to North Carolina income taxation substantially to the effect that:

A North Carolina Trust is not an "association" taxable as a corporation under North Carolina law with the result that income of a North Carolina Trust will be deemed to be income of the Unit holders.

Interest on the Bonds that is exempt from North Carolina income tax when received by a North Carolina Trust will retain its tax-exempt status when received by the Unit holders.

Unit holders will realize a taxable event when a North Carolina Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when a Unit holder redeems or sells his Units (or any of them), and taxable gains for Federal income tax purposes may result in gains taxable as ordinary income for North Carolina income tax purposes. However, when a Bond has been issued under an act of the North Carolina General Assembly that provides that all income from such Bond, including any profit made from the sale thereof, shall be free from all taxation by the State of North Carolina, any such profit received by a North Carolina Trust will retain its tax-exempt status in the hands of the Unit holders.

Unit holders must amortize their proportionate shares of any premium on a Bond. Amortization for each taxable year is accomplished by lowering Unit holder's basis (as adjusted) in his Units with no deduction against gross income for the year.

In order for the Units to be exempt from the North Carolina tax on intangible personal property: (a) at all times either (i) the corpus of a North Carolina Trust must be composed entirely of North Carolina Bonds or, pending distribution, amounts received on the sale, redemption or maturity of the Bonds, or (ii) (if Puerto Rico Bonds are included in a North Carolina Trust) at least 80% of the fair market value of the Bonds, excluding amounts received on the sale, redemption or maturity of the Bonds, must be attributable to the fair market value of the North Carolina Bonds; and (b) the Trustee periodically must supply to the North Carolina Department of Revenue at such times as required by the Department of Revenue a complete description of a North Carolina Trust and also the name, description and value of the obligations held in the corpus of a North Carolina Trust.

The opinion of Special Counsel is based, in part, on the opinion of Chapman and Cutler regarding Federal tax status of the Fund and upon current interpretations of the North Carolina Department of Revenue, which are subject to change.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

See "Portfolio" appearing in Part One for each Trust for a list of the Debt Obligations included in each North Carolina Trust. The portions of the following discussion regarding the financial condition of the State government may not be relevant to general obligation or revenue bonds issued by political subdivisions of the State. Those portions and the sections which follow regarding the economy of the State are included for the purpose of providing information about general economic conditions that may or may not affect issuers of the North Carolina

Obligations. None of the information is relevant to any Puerto Rico Obligations which may be included in the Portfolio of a North Carolina Trust.

General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from revenue-producing governmental enterprises and
(2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

Economic Outlook. The population of North Carolina has increased by 13% during the 1980s, from 5,880,095 to 6,657,106, as reported by the 1990 Federal Census, and the State rose from twelfth to tenth in population. The State's estimate of population as of July 1997 is 7,436,690. Notwithstanding its rank in population size, North Carolina is primarily a rural state, having only six municipalities with populations in excess of 100,000.

The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. Due to the wide dispersion of non-agricultural employment, the people have been able to maintain, to a large extent, their rural residences. During the period 1980 to 1996, the State labor force grew about 30% (from 2,855,200 to 3,718,000). Total employment in the State increased during 1997 to 3,666,800, an increase of 120,300 or 3.4% over 1996 figures.

The current economic profile of the State consists of a combination of industry, agriculture and tourism. As of July 1997, the State was reported to rank tenth among the states in non-agricultural employment and eighth in manufacturing employment. Employment indicators have varied somewhat in the annual periods since June 1990, but have demonstrated an upward trend since 1991.

North Carolina's unemployment rate (not seasonally adjusted) has been lower than the national average for the past three years. In 1997, the rate declined to 3.6% from annual rate of 4.3% in both 1995 and 1996. Nationally, the unemployment rate was 5.6% in 1995, 5.4% in 1996 and 4.9% in 1997. Unemployment has risen slightly for the month of January 1998 to 4.1%, as compared to 5.2% for the nation as a whole.

Per capita income in the State has risen steadily for the past four decades. In 1960, per capita income in North Carolina averaged 71.2% of the national average. Per capita income levels increased to 80.1% of the national average in 1970 and then leveled off at 80.6% in 1980. During 1995, North Carolina's per capita income grew to 90.7% of the U.S. average and is projected to reach 94.7% by the year 2000.

During 1996, personal income in North Carolina grew by 7.0%, compared to the national increase of 5.5%. Estimated growth for 1997 is moderate, at 5.4% in the State and 4.9% nationally. North Carolina's personal income is expected to increase by 6.1% in 1998, and by 6.3% in both 1999 and 2000, while the United States as a whole is projected to experience lower growth rates of 5.0% in 1998 and 5.2% in 1999 and 2000.

North Carolina's economy continues to benefit from a vibrant manufacturing sector. Manufacturing firms employ approximately 25% of the total non-agricultural workforce, making North Carolina first in the nation in percentage of manufacturing workers. The State's annual value of manufacturing shipments totals $142 billion, ranking the State eighth in the nation. North Carolina leads the nation in the production of textiles, tobacco products, furniture and fiberoptic cable, and is among the largest producers of pharmaceuticals, electronics and telecommunications equipment. More than 700 international firms have established a presence in the State. Charlotte is now the second largest financial sector in the country, based on assets of banks headquartered there. The strength of the State's manufacturing sector also supports the growth in exports; 1996 annual statistics show $8.76 billion in exports, making North Carolina one of the few states with an export trade surplus.

In 1996, the State's gross agricultural income of nearly $8.0 billion placed it eighth in the nation in gross agricultural income. According to the State Commissioner of Agriculture, in 1996, the State ranked first in the nation in the production of flue-cured tobacco, total tobacco, turkeys and sweet potatoes; second in hog production, trout, the production of cucumbers for pickles; third in the value of net farm income, poultry and egg products, and greenhouse and nursery income; fourth in commercial broilers, peanuts, blueberries and strawberries; and fifth in burley tobacco.

The diversity of agriculture in North Carolina and a continuing push in marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. North Carolina is the third most diversified agricultural state in the nation.

Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. The poultry industry is now the leading source of gross agricultural income, at 29%, and the pork industry provides 22% of the total agricultural income. Tobacco farming in North Carolina has been, and is expected to continue to be, affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition. Measures adverse to tobacco farming could have negative effects on farm income and the North Carolina economy generally.

The number of farms has been decreasing; in 1997, there were approximately 57,000 farms in the State, down from approximately 72,000 in 1987 (a decrease of about 20% in ten years). However, a strong agribusiness sector supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). North Carolina's agriculture industry, including food, fiber and forest products, contributes over $45 billion annually to the State's economy.

Revenues and Expenditures. The North Carolina State Constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and a portion of the surplus remaining in the State Treasury at the beginning of the period. State law requires 25% of surplus funds from the previous fiscal period to be placed in the Savings Reserve Account; an amount of the funds equal to 3% of the value of State-owned facilities to be placed in the Reserve for Repairs and Renovations; and 6.5% of the surplus funds to be placed in the Clean Water Management Trust Funds. The remainder of the surplus may be used for expenditures during the following fiscal period.

Since 1994, the State has had a budgetary surplus, due in part to new taxes and fees, as well as spending reductions put into place in the early 1990s. In addition, the State, like the nation, has experienced an economic recovery during the 1990s. The General Fund surplus at the end of Fiscal Year 1996 was reported at approximately $406 million. The Fiscal Year 1997 general fund surplus totaled $406.1 million. Including transfers to and from reserves and $1.2 billion from revenue in excess of expenditures, North Carolina's total fund balance for Fiscal 1997 reached $2.29 billion.

Consistent with the expected growth in the State's economy, baseline tax revenue was originally projected to increase by 6.1% in Fiscal Year 1998 and 6.4% in Fiscal 1999. These projected increases are a modest improvement over the 6.0% growth in Fiscal 1997. Tax reduction legislation from 1995 and 1996 will impact the expected rate of growth in tax revenue, however; so the State's Office of Budget Management has lowered the rates of increase in tax revenue for Fiscal 1998 and Fiscal 1999 to 5.3% and 6.1%, respectively. Estimated baseline tax revenue for Fiscal 1998 is $10.44 billion and for Fiscal 1999 is $11.08 billion.

Total revenues for the 1997-99 biennial State budget are projected to be $40.2 billion: 56.7% from general funds, 8.7% from highway funds, 26.4% from federal funds and 8.2% from other receipts. Tax revenue supports approximately 93.5% of the State's general fund budget. The Fiscal Year 1998 budget is projected to total $19.8 billion, a 3.7% increase over

Fiscal 1997. The Fiscal Year 1999 budget is estimated to be $20.3 billion, a 2.5% increase over Fiscal 1998.

As published in the State of North Carolina's January 31, 1998 Summary of Financial Condition ("SFC"), year-to-date net tax revenues for Fiscal 1998 total $6.3 billion and net non-tax revenues are $436.5 million, a 7.0% increase and 12.1% decrease, respectively, over the same period in Fiscal 1997. These figures are 2.6% and 0.5%, respectively, above those projected in the Fiscal 1998 budget.

Actual expenditures through January 31, 1998 (exclusive of capital improvements funded by bond proceeds) were greater than actual expenditures for the same period in Fiscal Year 1997. Total expenditures at mid-year Fiscal 1998 total $5.67 billion, a 9.3% or $493.9 million increase over the same period in Fiscal 1997.

According to the SFC, the general fund balance for Fiscal 1998 stands at $318.7 million. Including transfers from reserves and $1.07 billion from revenue in excess of expenditures, North Carolina's total fund balance at the end of January 1998 reached $2.42 billion, a 5.9% increase over the same date in Fiscal 1997.

In 1995, the North Carolina General Assembly repealed, effective for taxable years beginning January 1, 1995, the tax levied on various forms of intangible personal property. The legislature provided for specific appropriations to counties and municipalities to replace the revenues previously received for the intangibles tax. In addition, in the 1996 session, the legislature reduced the corporate income tax rate from 7.75% to 6.9% (phased in over four years) and reduced the food tax from 4% to 3%.

It is unclear what effect these developments at the State level may have on the value of the Bonds in the Trust.

Litigation. Litigation against the State includes the following:

Faulkenbury v. Teachers' and State Employees' Retirement System; Peele
v. Teachers' and State Employees' Retirement System; Woodward v. Local Governmental Employees' Retirement System. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights, and violation of state constitutional and statutory rights. The Superior Court issued an order ruling in favor of plaintiffs. The Order was affirmed by the North Carolina Supreme Court. A determination of the actual amount of the State's liability and the payment process is being determined by the parties. The plaintiffs have submitted documentation to the court asserting that the cost in damages and higher prospective benefit payments to the plaintiffs and class members would amount to approximately $407 million. These amounts would be payable from the funds of the Retirement systems.

Fulton Corporation v. Justus, Secretary of Revenue. The State's intangible personal property tax levied on certain shares of stock (repealed as of the tax year beginning January 1, 1995) was challenged by the plaintiff on grounds that it violates the Commerce Clause of the United States Constitution by discriminating against stock issued by corporations that do all or part of their business outside the State. The United Sates Supreme Court held that the tax violated the Commerce Clause of the United States Constitution, and remanded the case to the North Carolina Supreme Court for consideration of possible remedies, including refunds. On February 2, 1997, the North Carolina Supreme Court issued a decision determining that the unconstitutional portion of the statute is severable and referred the matter to the North Carolina General Assembly for legislative action. Refunds are being paid to taxpayers who paid the tax but took appropriate steps to claim that a refund was due. These refunds, with interest, will total approximately $150 million. As of September 24, 1997, the Department of Revenue has refunded in excess of $100 million and expects to make total refunds and payment of interest before the end of 1997.

The Bailey Cases. State and local government retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes, and the United States Supreme Court denied review.

In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt, and violation of several state constitutional provisions. In May 1995, the trial court found that the repeal of the tax exemption for state and local government retirement benefits that were vested before August 1989 was unlawful and that such benefits remain exempt from income taxation. Appeals have been taken from both sides and the North Carolina Supreme Court has allowed discretionary review before hearing by the Court of Appeals.

Potential refunds and interest are estimated to be $287.56 million for the period through Fiscal Year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of state and local government retirement benefits that were vested before August 1989. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the merits.

Patton v. State. In connection with the legislature's repeal of the tax exemption for state retirees in 1989, certain adjustments were adopted that reduced the state retirees' tax burden. In May 1995, federal retirees filed a lawsuit in State court for tax refunds for the years 1989 through 1994 alleging that these adjustments also constitute unlawful discrimination against federal retirees.

This action is being held in abeyance pending the outcome in Bailey. Should plaintiffs prevail in Bailey, such a result, these federal retirees allege, would re-establish the disparity of treatment between state and federal pension income which was held unconstitutional in Davis v. Michigan (1989). In Davis, the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion. Potential refunds and interest are estimated to be $585 million for the period through Fiscal Year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue. The repeal of the exemptions is challenged by state and local government retirees in the Bailey case.

The State is involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations; however, the North Carolina Attorney General does not expect any of the outstanding lawsuits to materially adversely affect the State's ability to meet its financial obligations.

Bond Ratings. Moody's Investors Service, Inc. rates State of North Carolina general obligation bonds as Aaa. Standard & Poor's Rating Services rates such bonds as AAA. Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) refined its AA rating for North Carolina to AA3 in March 1997.

The Sponsor believes the information summarized above describes some of the more significant events relating to a North Carolina Trust. The sources of this information are the official statements of issuers located in North Carolina, State agencies, publicly available documents, publications of rating agencies and statements by, or news reports of statements by State officials and employees and by rating agencies. The Sponsor and its counsel have not independently verified any of the information contained in the official statements and other sources and counsel have not expressed any opinion regarding the completeness or materiality of any matters contained in this Prospectus other than the tax opinions set forth above under "North Carolina Tax Status of Unit Holders."

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the North Carolina Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the North Carolina Trusts to pay interest on or principal of the Bonds.

                       North Carolina Trust Series

         The First Trust (registered trademark) Combined Series
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors






                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 195, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 1998.

                           THE FIRST TRUST COMBINED SERIES 195
                                   (Registrant)
                           ByNIKE SECURITIES L.P.
                                   (Depositor)


                           ByRobert M. Porcellino
                                 Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen    Director of        )
                      Nike Securities      )
                        Corporation,       )   November 30, 1998
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
David J. Allen        Director of Nike     ) Robert M. Porcellino
                  Securities Corporation,  )   Attorney-in-Fact**
                   the General Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated October 30, 1998 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated November 25, 1998.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 24, 1998